      As filed with the Securities and Exchange Commission on April 15, 1998.

                                                              File No. 333-36349

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                            P0ST-EFFECTIVE AMENDMENT NO. 1
                                     TO FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                     FORM N-8B-2

A.   Exact name of trust:  Separate Account Five

B.   Name of depositor:  Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty, Esq.
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b) of Rule 485
     ------
        X     on May 1, 1998 pursuant to paragraph (b) of Rule 485
     ------
              60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ------
               on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485
     ------
              this post-effective amendment designates a new effective date for
     ------   a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                              FORM N-8B-2 AND PROSPECTUS


Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS

-----------         --------------------
     1.             Cover page

     2.             Cover page

     3.             Not applicable

     4.             The Company; Distribution of the Policies

     5.             Summary - The Separate Account; The Separate Account-
                    General

     6.             The Separate Account - General

     7.             Not required by Form S-6

     8.             Not required by Form S-6

     9.             Legal Proceedings

     10. Summary; The Separate Account - The Funds; The Policy-Application for a Policy; Policy Benefits and Rights; Other Matters - Voting Rights; Dividends

     11.            Summary; The Separate Account - The Funds

     12.            Summary; The Separate Account- The Funds

     13.            Deductions and Charges; Distribution of the Policies;
                    Federal Tax Considerations

     14.            The Policy - Application for a Policy

     15.            The Policy - Allocation of Premium

     16. The Separate Account - The Funds; The Policy - Allocation of Premium

     17. Summary; Policy Benefits and Rights - Account Value and Amount Payable on Surrender of the Policy, Cancellation and Examine Rights

Item no. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------
     18.            The Separate Account - The Funds; Deduction and Charges;
                    Federal Tax Considerations

     19.            Other Matters - Statement to Policy Owners

     20.            Not applicable

     21.            Policy Benefits and Rights - Policy Loans

     22.            Not applicable

     23.            Safekeeping of Separate Account Assets

     24.            Other Matters - Assignment

     25.            The Company

     26.            Not applicable

     27.            The Company

     28.            The Company

     29.            The Company

     30.            Not applicable

     31.            Not applicable

     32.            Not applicable

     33.            Not applicable

     34.            Not applicable

     35.            Distribution of Policies

     36.            Not required by Form S-6

     37.            Not applicable

     38.            Distribution of the Policies

Item no. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     39.            The Company; Distribution of the Policies

     40.            Not applicable

     41.            The Company; Distribution of the Policies

     42.            Not applicable

     43.            Not applicable

     44.            The Policy - Allocation o f Premium

     45.            Not applicable

     46.            Policy Benefits and Rights - Account Value

     47.            The Separate Account - The Funds

     48.            Cover Page; The Company

     49.            Not applicable

     50.            The Separate Account - General

     51. Summary; The Company; The Policy; Policy Benefits and Rights; Other Matters - Beneficiary

     52.            The Separate Account - The Funds, Investment Adviser

     53.            Federal Tax Considerations

     54.            Not applicable

     55.            Not applicable

     56.            Not required by Form S-6

     57.            Not required by Form S-6

     58.            Not required by Form S-6

     59.            Not required by Form S-6

                          SERIES II OF DIRECTOR LIFE
                     MODIFIED SINGLE PREMIUM VARIABLE LIFE
                              INSURANCE POLICIES
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999
[LOGO]                     TELEPHONE (800) 231-5453

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This Prospectus describes Series II of Director Life, a modified single premium variable life insurance Policy ("Policy" or "Policies") offered to applicants age 90 and under by Hartford Life and Annuity Insurance Company ("Hartford"). The Policy allows the Policy Owner pay a single premium and, subject to restrictions, additional premiums.


The Policy is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 25. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE POLICY. ANY SURRENDER AMOUNTS THAT ARE TAXABLE WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.


Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to Hartford Money Market HLS Fund, Inc. After the right to cancel period has expired, the amount so allocated will be transferred to the Funds specified in the Policy Owner's application.



The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account.



Advisers Fund Sub-Account                     --   shares of Class IA of Hartford Advisers HLS Fund, Inc.
                                                   ("Hartford Advisers Fund")
Bond Fund Sub-Account                         --   shares of Class IA of Hartford Bond HLS Fund, Inc.
                                                   ("Hartford Bond Fund")
Capital Appreciation Fund Sub-Account         --   shares of Class IA of Hartford Capital Appreciation HLS
                                                   Fund, Inc. ("Hartford Capital Appreciation Fund")
Dividend and Growth Fund Sub-Account          --   shares of Class IA of Hartford Dividend and Growth HLS
                                                   Fund, Inc. ("Hartford Dividend and Growth Fund")
Index Fund Sub-Account                        --   shares of Class IA of Hartford Index HLS Fund, Inc.
                                                   ("Hartford Index Fund")
International Advisers Fund Sub-Account       --   shares of Class IA of Hartford International Advisers HLS
                                                   Fund, Inc. ("Hartford International Advisers Fund")
International Opportunities Fund Sub-Account  --   shares of Class IA of Hartford International Opportunities
                                                   HLS Fund, Inc. ("Hartford International Opportunities
                                                   Fund")
MidCap Fund Sub-Account                       --   shares of Class IA of Hartford MidCap HLS Fund, Inc.
                                                   ("Hartford MidCap Fund")
Money Market Fund Sub-Account                 --   shares of Class IA of Hartford Money Market HLS Fund, Inc.
                                                   ("Hartford Money Market Fund")
Mortgage Securities Fund Sub-Account          --   shares of Class IA of Hartford Mortgage Securities HLS
                                                   Fund, Inc. ("Hartford Mortgage Securities Fund")
Small Company Fund Sub-Account                --   shares of Class IA of Hartford Small Company HLS Fund,
                                                   Inc. ("Hartford Small Company Fund")
Stock Fund Sub-Account                        --   shares of Class IA of Hartford Stock HLS Fund, Inc.
                                                   ("Hartford Stock Fund")


There is no guaranteed minimum Account Value for a Policy. The Account Value of a Policy will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Policy Owner bears the investment risk for all amounts so allocated. The Policy continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Policy ("Deduction Amount"). The Policy may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are received by Hartford.

The Policies provide for a Face Amount, which is the minimum death benefit under the Policy. The death benefit ("Death Benefit") may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Policy may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Policy is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy.

--------------------------------------------------------------------------------
IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 THE COMPANY...........................................................    8
 THE SEPARATE ACCOUNT..................................................    8
   General.............................................................    8
   Funds...............................................................    8
   Investment Adviser..................................................   10
 THE POLICY............................................................   10
   Application for a Policy............................................   10
   Premiums............................................................   10
   Allocation of Premiums..............................................   10
   Accumulation Unit Values............................................   11
 DEDUCTIONS AND CHARGES................................................   11
   Chart of Deductions and Charges.....................................   11
   Cost of Insurance Charge............................................   12
   Administrative Charge...............................................   13
   Annual Maintenance Fee..............................................   13
   Surrender Charge....................................................   13
   Policy Owner Options................................................   13
     Option 1..........................................................   13
     Option 2..........................................................   14
   Other Deductions and Charges........................................   14
 POLICY BENEFITS AND RIGHTS............................................   14
   Death Benefit.......................................................   14
   Account Value.......................................................   15
   Transfer of Account Value...........................................   15
   Policy Loans........................................................   15
   Amount Payable on Surrender of the Policy...........................   16
   Partial Surrenders..................................................   16
   Benefits at Maturity................................................   16
   Lapse and Reinstatement.............................................   16
   Cancellation and Exchange Rights....................................   17
   Suspension of Valuation, Payments and Transfers.....................   17
 LAST SURVIVOR POLICIES................................................   17
 OTHER MATTERS.........................................................   17
   Voting Rights.......................................................   17
   Statements to Policy Owners.........................................   18
   Limit on Right to Contest...........................................   18
   Misstatement as to Age and Sex......................................   18
   Settlement Provisions...............................................   18
   Beneficiary.........................................................   20
   Assignment..........................................................   20
   Dividends...........................................................   20
 EXECUTIVE OFFICERS AND DIRECTORS......................................   20
 DISTRIBUTION OF THE POLICIES..........................................   24
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   25
 FEDERAL TAX CONSIDERATIONS............................................   25
   General.............................................................   25
   Taxation of Hartford and the Separate Account.......................   25
   Income Taxation of Policy Benefits..................................   25
   Last Survivor Policies..............................................   26
   Modified Endowment Contracts........................................   26
   Estate and Generation Skipping Taxes................................   26
   Diversification Requirements........................................   27
   Ownership of the Assets in the Separate Account.....................   27
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   27
   Federal Income Tax Withholding......................................   27
   Non-Individual Ownership of Contracts...............................   28

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------


                                                                         PAGE
                                                                         ----
   Other...............................................................   28
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   28
 LEGAL PROCEEDINGS.....................................................   28
 LEGAL MATTERS.........................................................   28
 EXPERTS...............................................................   28
 REGISTRATION STATEMENT................................................   28
 APPENDIX A -- ILLUSTRATIONS OF BENEFITS...............................   29



 THE POLICIES AND/OR POLICY OWNER OPTION 2 MAY NOT BE AVAILABLE IN ALL STATES.


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the Policy.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).

ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments.

ATTAINED AGE: The Issue Age plus the number of fully completed Policy Years.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the Policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.

DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.

DEDUCTION AMOUNT: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the initial Face Amount is the amount shown on the Policy's specifications page. Thereafter, the Face Amount is reduced by any partial surrenders.

FUNDS: The registered investment management companies in which assets of the Separate Account may be invested.

GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: All monies owed to Hartford by the Policy Owner, including all outstanding loans on the Policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which deductions and charges are subtracted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.


POLICY: For a Policy issued to an individual, the Policy is the individual Policy and any endorsements or riders. For a group Policy, the Policy is a certificate evidencing a participatory interest in a group Policy and any endorsements or riders. Any references in this Prospectus to a Policy includes the certificate.


POLICY ANNIVERSARY: The anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are measured.

POLICY OWNER: The owner of the Policy.

POLICY OWNER OPTIONS: The Policy Owner may elect one of two options offered by Hartford to pay Mortality and Expense Risk charges and certain tax related charges. The Policy Owner must elect the option at the time the Policy is issued and the option cannot be changed once the Policy is issued. The following options are available:

    OPTION 1: ASSET BASED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .90% in Policy Years I through 10 and at an annual rate of .50% in Policy Years 11 and beyond; a Tax Expense charge that is also deducted monthly at an annual rate of .40% for the first 10 Policy Years and an Unamortized Tax charge that is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges -- Policy Owner Options -- Unamortized Tax Charge," Page 13. See "Deductions and Charges -- Policy Owner Options," page 13.

    OPTION 2: FRONTED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond and a Tax Expense charge that is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%. This option is not available in all states. See

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

    "Deductions and Charges -- Policy Owner Options" page 13.

POLICY YEAR: The twelve months between Policy Anniversaries.

SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

SUB-ACCOUNT: The subdivisions of the Separate Account used to allocate a Policy Owner's Account Value, less Indebtedness, among the Funds.

SURRENDER CHARGE: A charge which may be assessed upon surrender of a Policy or partial surrenders in excess of the Annual Withdrawal Amount.


VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                    SUMMARY

                                  THE POLICIES

    The Policies are life insurance Policies with death benefits, cash values and other traditional life insurance features. The Policies are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may increase or decrease based on the investment experience of the Funds to which premium payments have been allocated. The Policies are credited with units ("Accumulation Units") to calculate Account Values. The Policy Owner may transfer the Account Values among the Funds.

    The Policies can be issued on either a single life or "last survivor" basis. For a discussion of how last survivor Policies operate differently from single life Policies, see "Last Survivor Policies," page 17.

                       THE SEPARATE ACCOUNT AND THE FUNDS

    Separate Account Five ("Separate Account") funds the variable life insurance Policies offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Policies currently offer Sub-Accounts, each investing exclusively in a Fund. The investment objectives of the Funds are as set forth in "The Separate Account -- Funds," page 8. Applicants should read the Funds prospectus accompanying this Prospectus in connection with the purchase of a Policy.


    The following table shows annual Fund operating expenses for 1997:


                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)


                                            OTHER
                          MANAGEMENT      EXPENSES
                             FEES        (ABSENT ANY     TOTAL FUND
                         (ABSENT ANY       EXPENSE       OPERATING
                         FEE WAIVERS)  REIMBURSMENTS)   EXPENSES (1)
                         ------------  ---------------  ------------
Hartford Bond Fund.....       0.490%         0.020%          0.510%
Hartford Stock Fund....       0.430%         0.020%          0.450%
Hartford Money Market
 Fund..................       0.425%         0.015%          0.440%
Hartford Advisers
 Fund..................       0.610%         0.020%          0.630%
Hartford Capital
 Appreciation Fund.....       0.620%         0.020%          0.640%
Hartford Mortgage
 Securities Fund.......       0.425%         0.025%          0.450%
Hartford Index Fund....       0.375%         0.015%          0.390%
Hartford International
 Opportunities Fund....       0.680%         0.090%          0.770%
Hartford Dividend &
 Growth Fund...........       0.660%         0.090%          0.750%
Hartford International
 Advisers Fund.........       0.750%         0.120%          0.870%
Hartford Small Company
 Fund..................       0.750%         0.020%          0.770%
Hartford MidCap Fund
 (2)...................       0.750%         0.040%          0.790%


----------


(1) Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the Fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.


(2) The MidCap Fund is a new Fund: Operating expenses are based on annualized estimates of such expenses to be incurred in the fiscal year.

    The investment adviser for all the Funds is HL Investment Advisors, Inc., an affiliate of Hartford. HL Investment Advisors, Inc. retains a sub-investment adviser with respect to some of the Funds, and has entered into an investment services agreement with respect to some of the Funds. See "The Separate Account," page 8.

                                    PREMIUMS

    The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies in those cases that represent substandard risks according to customary underwriting guidelines.

                             DEDUCTIONS AND CHARGES

    On the Policy Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

rata from each Sub-Account. The Deduction Amount includes a cost of insurance charge, a Tax Expense charge under Option 1, an administrative charge and a mortality and expense risk charge. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Policy may lapse. See "Deductions and Charges" page 11, and "Policy Benefits and Rights -- Lapse and Reinstatement," page 16.

    If the Account Value on a Policy Anniversary or on any date the Policy is surrendered is less than $50,000, Hartford will deduct an annual maintenance fee of $30. See "Deductions and Charges -- Annual Maintenance Fee," page 13.

    The Policy Owner may pay certain deductions and charges by electing one of two available options at the time the Policy is issued. Once elected, the Policy Owner Options cannot be changed:

Under Option 1:

- a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond.

- a Tax Expense charge is also deducted monthly at an annual rate of .40% for the first ten Policy Years.

- an Unamortized Tax charge is imposed during the first nine Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges -- Policy Owner Options -- Unamortized Tax Charge," Page 13.

Under Option 2: (May not be available in all states)

- a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond.

- a Tax Expense charge is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%.

    Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Taxes Charged Against the Separate Account," page 14, and "Federal Tax Considerations," page 25.

    Applicants should review the Funds prospectuses accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.

    Upon surrender of the Policy and partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. See "Deductions and Charges -- Surrender Charge," page 13.

    For a discussion of the tax consequences of surrender, or a partial surrender, of the Policy see "Federal Tax Considerations," page 25.

                                 DEATH BENEFIT

    The Policies provide for a Face Amount which is the minimum Death Benefit under the Policy. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary of the Policy. See "Policy Benefits and Rights -- Death Benefit," page 14.

                                 ACCOUNT VALUE

    The Account Value will increase or decrease to reflect the investment experience of the Funds applicable to the Policy and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. See "Policy Benefits and Rights -- Account Value," page 15.

                                  POLICY LOANS

    A Policy Owner may obtain one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the difference of the Cash Value. See "Policy Benefits and Rights -- Policy Loans," page 15.

                                     LAPSE

    A Policy may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required monthly Deduction Amount. Hartford will give written notice to the Policy Owner and a 61-day grace period during which additional amounts may be paid to continue the Policy. See "Policy Benefits and Rights -- Policy Loans," page 15, and "-- Lapse and Reinstatement," page 16.

                        CANCELLATION AND EXCHANGE RIGHTS

    An Policy Owner has a limited right to return the Policy for cancellation. If the Policy Owner returns the Policy, by mail or hand delivery, to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner (in certain cases, this free-look period is longer), Hartford will return to the Policy Owner, within seven days thereafter, the greater of the premiums paid for the Policy, less any Indebtedness or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    In addition, once the Policy is in force, it may be exchanged during the first 24 months after its issuance for a permanent life insurance Policy on the life of the Insured without submitting proof of insurability. See "Policy Benefits and Rights -- Cancellation and Exchange Rights," page 17.
                                TAX CONSEQUENCES

    The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. The Policies generally will be treated as modified endowment contracts. This status does not affect the Policies' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Policy (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 25.

                                  THE COMPANY


    Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


                              THE SEPARATE ACCOUNT

                                    GENERAL

    Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and it is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

                                     FUNDS


    The assets of each Sub-Account are invested exclusively in shares of Class IA of one of the Funds. A Policy Owner may allocate premiums among the Funds. Policy Owners should review the following brief descriptions of the investment objectives of the Funds in connection with that allocation. Policy Owners are also advised to read the Funds prospectus accompanying this Prospectus for more detailed information. There is no assurance that any of the Funds will achieve its stated objectives.



    The Funds may not be available in all states.


 HARTFORD ADVISERS FUND

    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.


 HARTFORD BOND FUND


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) pr, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond Fund -- Investment Policies."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

 HARTFORD CAPITAL APPRECIATION FUND


    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.


 HARTFORD DIVIDEND AND GROWTH FUND

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

 HARTFORD INDEX FUND

    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

 HARTFORD INTERNATIONAL ADVISERS FUND

    Seeks maximum long-term total return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND


    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.



 HARTFORD MIDCAP FUND



    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.


 HARTFORD MORTGAGE SECURITIES FUND

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

 HARTFORD SMALL COMPANY FUND

    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.

 HARTFORD STOCK FUND


    Seeks long-term growth by investing primarily in equity securities.



 HARTFORD MONEY MARKET FUND


    Seeks maximum current income consistent with liquidity and preservation of capital.

    All of the Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund the Policies and other Policies issued by Hartford or its affiliates, as permitted by the Investment Company Act of 1940.

    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance Policy Owners or variable annuity contract owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between variable life Policy Owners and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Hartford will bear the attendant expenses.

    All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premiums allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and to make payment within seven days.

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from or substitutions for the Separate Account and its Sub-Accounts which fund the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Policies.


    Each Fund is subject to investment restrictions which may not be changed without the approval of a majority of

* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-, S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY. THE HARTFORD INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE HARTFORD INDEX FUND.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

the shareholders of the Fund. See the Funds prospectuses accompanying this Prospectus.

                               INVESTMENT ADVISER

    All of the Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment manager to each of the Funds.

    Wellington Management Company, L.L.P. ("Wellington Management") serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford Small Company Fund, Hartford Stock Fund and Hartford MidCap Fund.


    In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc. ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and Hartford Money Market Fund.


    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' prospectuses which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford.

    The Funds may not be available in all states.

                                   THE POLICY

                            APPLICATION FOR A POLICY

    Individuals wishing to purchase a Policy must submit an application to Hartford. A Policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A POLICY IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

    The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued ("Issue Date").

    If the Coverage Amount is over the current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by Hartford. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery, Hartford will require a sufficient payment to place the insurance in force.

                                    PREMIUMS

    The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

    Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. Premium which does not meet the tax qualification guidelines for life insurance under the Code will not be applied to the Policy.

                             ALLOCATION OF PREMIUMS


    Within three business days of receipt of a completed application and the initial premium payment at Hartford's Home Office, Hartford will allocate the entire premium payment to Hartford Money Market Fund, Inc. After the expiration of the right to cancel period the Account Value in Hartford Money Market Fund, Inc. will be allocated among the Funds in whole percentages to purchase Accumulation Units in the applicable Sub-Accounts as the Policy Owner directs in the application. Premiums received

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Policy Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Fund, Inc.) will be determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the payment.


                            ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See also, "Policy Benefits and Rights -- Account Value," page 15.

    All valuations in connection with a Policy, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Policy Loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

                             DEDUCTIONS AND CHARGES

    The deduction or charges associated with this Policy are subtracted, depending on the type of deduction or charge, from Premium payments as they are made, upon surrender or partial surrender of the Policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

    Deductions are taken from Premium payments before allocations to the Sub-Accounts are made. Monthly Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a Policy. Each Deduction Amount will be subtracted pro rata from each Sub-Account such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 16.

    The Policy Owner may elect one of two options offered by Hartford to pay the Mortality and Expense Risk charge, the Tax Expense charge and any Unamortized Tax charge. Once selected, the option may not be changed. Option 2 may not be available in all states.

    The following chart illustrates the charges and deductions associated with this Policy. For a more detailed discussion see the descriptions below:

  DEDUCTION OR CHARGE        DEDUCTED FROM ALL POLICIES            WHEN DEDUCTION IS MADE                 AMOUNT DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Cost of Insurance       Yes                                 Monthly                             Individualized depending on age,
                                                                                                 sex and other factors
 Administrative Charge   Yes                                 Monthly                             .25% of amounts allocated to the
                                                                                                 Separate Account
 Annual Maintenance Fee  Only Policies with an Account       On the Policy Anniversary Date or   $30.00
                         Value of less than $50,000 on the   upon surrender of the Policy
                         Policy Anniversary Date or date of
                         surrender
 Surrender Charge        Yes                                 Upon surrender or partial           A percentage of the amount
                                                             surrender of the Policy             surrendered, depending on the
                                                                                                 Policy Year, which is attributable
                                                                                                 to premiums paid

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

  DEDUCTION OR CHARGE        DEDUCTED FROM ALL POLICIES            WHEN DEDUCTION IS MADE                 AMOUNT DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Tax Expense Charge      Yes                                 Under Option 1: Monthly             Under Option 1: .40% of Account
                                                             Under Option 2: Receipt of premium  Value for Policy Years 1-10
                                                             payment                             Under Option 2: 4% of each premium
                                                                                                 payment in all Policy Years
 Mortality and Expense   Yes                                 Monthly                             Under Option 1: .90% of Account
 Risk Charge                                                                                     Value in Policy Years 1-10 and
                                                                                                 .50% for Policy Years 11 and
                                                                                                 beyond.
                                                                                                 Under Option 2: .65% of Account
                                                                                                 Value in Policy Years 1-10 and
                                                                                                 .50% for Policy years 11 and
                                                                                                 beyond
 Unamortized Tax Charge  No, only under Option 1             Upon surrender or partial           A percentage of the Account Value
                                                             surrender of the Policy             depending on the Policy Year the
                                                                                                 surrender takes place.

                            COST OF INSURANCE CHARGE

    The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid at issue. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. For standard risks, the guaranteed cost of insurance rate is 125% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table through age 90, grading down to 100% of the Commissioners Standard Ordinary Smoker/ Non-Smoker Mortality Table at age 100 (age last birthday). (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. Substandard risks and Policies issued employing simplified underwriting procedures will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Smoker/ Non-Smoker Mortality Table (age last birthday). The multiple will be based on the Insured's substandard rating.

    The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates. The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance Policies under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

    On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

    Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights -- Death Benefit," page 14.)

    Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                             ADMINISTRATIVE CHARGE

    Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.25%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies.

                             ANNUAL MAINTENANCE FEE


    If the Account Value on a Policy Anniversary or on the date the Policy is surrendered is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Policies. Hartford reserves the right to waive the Annual Maintenance Fee under certain conditions.


                                SURRENDER CHARGE

    Upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge.

    In determining the Surrender Charge and any Unamortized Tax charge discussed below, any surrender or partial surrender during the first ten Policy Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a surrender of the remaining Account Value.

    The Surrender Charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Policy Benefits and Rights -- Amount Payable on Surrender of the Policy," page 16.

                              POLICY OWNER OPTIONS

    In addition to the deductions and charges described above, the Policy Owner, at the time the Policy is issued, will elect one of two options described below to pay charges relating to certain taxes and mortality and expense risk charges. The option selected by the Policy Owner may affect Policy Value.

OPTION 1: ASSET-BASED CHARGES:

    Under this payment option, the Policy Owner will pay:

    MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account for Policy Years 1 through 10 a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

    TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of the capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 cost of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred from federal taxes under Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.

    UNAMORTIZED TAX CHARGE: Under this option, during the first nine Policy Years, an Unamortized Tax charge will be

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of Account Value, at the end of each Policy Year:

          POLICY
           YEAR       RATE
          ------      -----
            1         2.25%
            2         2.00%
            3         1.75%
            4         1.50%
            5         1.25%
            6         1.00%
            7         0.75%
            8         0.50%
            9         0.25%
           10+        0.00%

    After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2: FRONTED CHARGES:

    Under this option, the Policy Owner will pay:

    MORTALITY AND EXPENSE RISK CHARGE: In Policy Years 1 through 10, Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.65% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

    TAX EXPENSE CHARGE: Hartford will deduct from premium payments a tax expense charge equal to an annual rate of 4.0% for all Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 2.5% and a Section 848 cost of 1.5%. The premium tax deduction approximates Hartford's average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred from federal taxes under Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.

    This Option may not be available in all states.

                          OTHER DEDUCTIONS OR CHARGES

    CHARGES AGAINST THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this Prospectus.

    TAXES CHARGED AGAINST THE SEPARATE ACCOUNT: Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                           POLICY BENEFITS AND RIGHTS

                                 DEATH BENEFIT

    While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount.

EXAMPLES:

                                             A           B
                                         ----------  ----------
Face Amount:...........................  $  100,000  $  100,000
Insured's Age:.........................          40          40
Account Value on Date of Death:........      46,500      34,000
Specified Percentage:..................        250%        250%

    In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which Hartford would pay to the beneficiary.

    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


    All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Settlement Provisions," page 18.


                                 ACCOUNT VALUE

    The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

    The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy -- Accumulation Unit Values," page 11.

                           TRANSFER OF ACCOUNT VALUE

    While the Policy remains in force, and subject to Hartford's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.


    Hartford will send the Policy Owner confirmation of the transfer within five
(5) days from the date of any instruction. It is the responsibility of the Policy Owner to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 days of receipt of the confirmation.


    Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Policy Owners.

    As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.

                                  POLICY LOANS

    While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed, at the time a loan is requested, 90% of the Cash Value.

    The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan." For exchanges which take place according to IRC Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hartford will

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hartford's receipt of the loan request.

    If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any Surrender Charges and due and unpaid Deduction Amount, Hartford will give written notice to the Policy Owner that, unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.

    All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 16.

    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the annual interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

                   AMOUNT PAYABLE ON SURRENDER OF THE POLICY

    While the Policy is in force, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and Unamortized Tax charge and all Indebtedness. Hartford will pay the Cash Surrender Value of the Policy within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Policy Owner, whichever is later. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations," page 25.


    If the Policy Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters -- Settlement Provisions," page 18), the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, any amounts withdrawn from payment Option 1, Option 5 or Option 6 will be subject to a Surrender Charge, if applicable.


                               PARTIAL SURRENDERS

    While the Policy is in effect, a Policy Owner may elect, by written request, to make partial surrender from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrender will be deducted pro rata from each Sub-Account, unless the Policy Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the Annual Withdrawal Amount will be subject to a Surrender Charge and any Unamortized Tax charges. See "Deductions and Charges -- Surrender Charge," page 13, and "Deductions and Charges -- Policy Owner Option 1," page 13. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations," page 25.

                              BENEFITS AT MATURITY

    If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. In such case, the Policy will terminate and Hartford will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 25.)

                            LAPSE AND REINSTATEMENT

    The Policy will remain in force until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Policy Owner of the deficiency in writing and will provide a 61-day period grace period to pay an amount

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.

    The Policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person insured under the Policy dies during the grace period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights -- Death Benefit," page 14.

    If the Policy lapses, the Policy Owner may apply for reinstatement of the Policy by payment of the reinstatement premium and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.

                        CANCELLATION AND EXCHANGE RIGHTS

    A Policy Owner has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner (a longer free-look period is provided in certain cases), Hartford will return to the Policy Owner, within seven days, the greater of premiums paid for the Policy, less any Indebtedness or the sum of (1) the Account Value less any Indebtedness on the date the returned Policy is received by Hartford or its agent and (2) any deductions under Policy or by the Funds for taxes, charges or fees.

    Once the Policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance Policy offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new Policy will have, at the election of the Policy Owner, either the same Coverage Amount as under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.

                            SUSPENSION OF VALUATION,
                             PAYMENTS AND TRANSFERS

    Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency, as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.

                             LAST SURVIVOR POLICIES

    The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

1. The cost of insurance charges under the last survivor Policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in Appendix A, page 29.

2. To qualify for simplified underwriting under a last survivor Policy, both Insureds must meet the simplified underwriting standards.

3. For a last survivor Policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

5. Additional tax disclosures applicable to last survivor Policies are provided in Federal Tax Considerations, page 25.

                                 OTHER MATTERS

                                 VOTING RIGHTS

    In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation should change and, as a result, Hartford

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

    The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account, the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Policy Benefits and Rights -- Policy Loans," page 15) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.

    Hartford may, when required by state insurance regulatory authorities, disregard Policy Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory Policy for the Funds.

    In addition, Hartford itself may disregard Policy Owners' voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

                          STATEMENTS TO POLICY OWNERS

    Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hartford will send to Policy Owners a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Policy as of the date of the statement. The statement will also show premium paid, and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.

                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.

                         MISSTATEMENT AS TO AGE AND SEX

    If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.


                             SETTLEMENT PROVISIONS


    The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000, unless Hartford consents to a lesser amount. Under payment Options 2, 3 and 4, no surrender or partial surrenders are permitted after payments commence. Full or partial surrenders may be made from payment Option 1 or Option 6, but they are subject to a Surrender Charge, if applicable. Only a full surrender is allowed from payment Option 5. A surrender from payment Option 5 will also be subject to the Surrender Charge, if applicable.

    Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

    The following options are available under the Policies (Hartford may offer other payment options):

OPTION 1 -- Interest Income

    This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- Life Annuity

    A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

    It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

OPTION 3 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain

    This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.

OPTION 4 -- Joint and Last Survivor Annuity

    An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

    It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 5 -- Payments for a Designated Period

    An amount payable monthly for the number of years, selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Policies as determined by Hartford.

    In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.

    Option 5 is an option that does not involve life contingencies.


OPTION 6 -- Death Proceeds Settlement Option


    Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time.

    VARIABLE AND FIXED ANNUITY PAYMENTS: When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.

    VARIABLE ANNUITY: The Policies contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policies contains variable payment annuity tables derived from the 1983a Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policy.

    The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.

    FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Hartford) which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.

    Hartford will make any other arrangements for income payments as may be agreed on.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                  BENEFICIARY

    The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.

                                   ASSIGNMENT

    The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.
                                   DIVIDENDS

    No dividends will be paid under the Policies.

                        EXECUTIVE OFFICERS AND DIRECTORS


                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Bossen, Wendell J. 64             Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1992-Present),
                                                                           Hartford Life Insurance Company; President
                                                                           (1992-Present), International Corporate Marketing Group,
                                                                           Inc.
Boyko, Gregory A., 46             Senior Vice President, Chief           Vice President & Controller (1995-1997), Hartford;
                                  Financial Officer &                      Director (1997-Present); Senior Vice President, Chief
                                  Treasurer, 1997                          Financial Officer & Treasurer (1997-Present); Vice
                                  Director, 1997 *                         President & Controller (1995-1997), Hartford Life and
                                                                           Accident Insurance Company; Director (1997-Present);
                                                                           Senior Vice President, Chief Financial Officer &
                                                                           Treasurer (1997-Present); Vice President and Controller
                                                                           (1995-1997), Hartford Life Insurance Company; Senior
                                                                           Vice President, Chief Financial Officer & Treasurer
                                                                           (1997-Present), Hartford Life, Inc.; Chief Financial
                                                                           Officer (1994-1995), IMG American Life; Senior Vice
                                                                           President (1992-1994), Connecticut Mutual Life Insurance
                                                                           Company.
Cummins, Peter W., 60             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice
                                                                           President, (1997-Present); Vice President (1989-1997),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1989-1997); Senior Vice President (1997-Present); Vice
                                                                           President (1989-1997), Hartford Life Insurance Company.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
de Raismes, Ann M., 47            Senior Vice President, 1997            Vice President (1994-1997), Hartford; Senior Vice
                                  Director of Human Resources,             President (1997-Present); Vice President (1994-1997);
                                  1994                                     Assistant Vice President (1992-1994); Director of Human
                                                                           Resources (1991-Present), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President (1997-Present);
                                                                           Vice President (1994-1997); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-Present),
                                                                           Hartford Life Insurance Company; Vice President, Human
                                                                           Resources (1997-Present), Hartford Life, Inc.
Dooley, James R., 61              Vice President, 1993                   Director, Information Services (1973-1997), Hartford Life
                                                                           Insurance Company.
Fitch, Timothy M., 45             Vice President, 1995                   Vice President (1995-Present); Actuary (1994-Present);
                                  Actuary, 1997                            Assistant Vice President (1992-1995), Hartford Life and
                                                                           Accident Insurance Company; Vice President
                                                                           (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                           President (1992-1995), Hartford Life Insurance Company.
Foy, David T., 31                 Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Vice
                                                                           President (1998-Present), Assistant Vice President
                                                                           (1995-1998), Hartford Life Insurance Company.
Garrett, J. Richard, 53           Vice President, 1994                   Treasurer (1994-1997), Hartford; Vice President
                                  Assistant Treasurer, 1997                (1993-Present); Assistant Treasurer (1997-Present);
                                                                           Treasurer (1984-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President, (1993-Present);
                                                                           Assistant Treasurer (1997-Present); Treasurer
                                                                           (1986-1997), Hartford Life Insurance Company; Vice
                                                                           President (1997-Present), Hartford Life, Inc.
Gillette, Donald J., 52           Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1995-1997), Hartford Life and Accident
                                                                           Insurance Company; Assistant Vice President
                                                                           (1995-Present), Hartford Life Insurance Company.
Ginnetti, John P., 52             Executive Vice President               Senior Vice President - Individual Life and Annuity
                                  and Director, Asset                      Division (1988-1994), Hartford; Director (1988-Present);
                                  Management                               Director (1988-Present); Executive Vice President &
                                  Services, 1994                           Director, Asset Management Services (1994-Present);
                                  Director, 1988                           Senior Vice President - Individual Life and Annuity
                                                                           Division (1988-1994), Hartford Life and Accident
                                                                           Insurance Company; Executive Vice President, Asset
                                                                           Management, Hartford Life, Inc. (1997-Present).
Godfrey, III, William A., 41      Senior Vice President, 1997            Senior Vice President (1997- Present), Hartford; Senior
                                                                           Vice President (1997-Present), Hartford Life and
                                                                           Accident Insurance Company; Vice President Information
                                                                           Technology (1997-Present), Hartford Life, Inc.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Godkin, Lynda, 44                 Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995),
                                  General Counsel, 1996                    Hartford; Director (1997-Present); Senior Vice President
                                  Corporate Secretary, 1996                (1997-Present); General Counsel (1996-Present);
                                  Director, 1997 *                         Corporate Secretary (1995-Present); Associate General
                                                                           Counsel (1995-1996); Assistant General Counsel and
                                                                           Secretary (1994-1995); Counsel (1990-1994), Hartford
                                                                           Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); General Counsel
                                                                           (1996-Present); Corporate Secretary (1995-Present);
                                                                           Director (1997-Present); Associate General Counsel
                                                                           (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life
                                                                           Insurance Company; Vice President and General Counsel
                                                                           (1997-Present), Hartford Life, Inc.
Grady, Lois W., 53                Senior Vice President, 1998            Vice President (1994-1998), Hartford; Senior Vice
                                  Vice President, 1994                     President (1998-Present); Vice President (1993-1997);
                                                                           Assistant Vice President (1987-1993), Hartford Life and
                                                                           Accident Insurance Company; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Assistant
                                                                           Vice President (1987-1994), Hartford Life Insurance
                                                                           Company.
Graham, Christopher, 47           Vice President, 1997
Hunt, Mark E., 37                 Vice President, 1998                   Assistant Vice President (1997-1998), Hartford; Vice
                                                                           President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Joyce, Stephen T., 39             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1994-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present);
                                                                           Assistant Vice President (1994-1997), Hartford Life
                                                                           Insurance Company.
Keeler, Michael D., 37            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                           Insurance Company.
Kerzner, Robert A., 46            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                  Vice President, 1997                     (1994-1998), Hartford; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Regional
                                                                           Vice President (1991-1994), Hartford Life Insurance
                                                                           Company.
Levenson, David N., 31            Vice President, 1998                   Assistant Vice President (1997-1998), Hartford.
Malchodi, Jr., William B., 50     Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                                                           (1992-1998), Hartford Life and Accident Insurance
                                                                           Company; Vice President (1994-Present); Director of
                                                                           Taxes (1991-1998), Hartford Life Insurance Company.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Marra, Thomas M., 39              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                                  Director, Individual Life                Annuities (1991-1993), Hartford; Director
                                  and Annuity Division, 1993               (1994-Present); Executive Vice President (1995-Present);
                                  Director, 1994*                          Director, Individual Life and Annuity Division
                                                                           (1994-Present); Senior Vice President (1994-1995); Vice
                                                                           President (1989-1994); Actuary (1987-1997), Hartford
                                                                           Life and Accident Insurance Company; Director
                                                                           (1994-Present); Executive Vice President (1995-Present);
                                                                           Director, Individual Life and Annuity Division
                                                                           (1994-Present); Senior Vice President (1994-1995); Vice
                                                                           President (1989-1994); Actuary (1987-1995), Hartford
                                                                           Life Insurance Company; Executive Vice President,
                                                                           Individual Life and Annuities (1997-Present), Hartford
                                                                           Life, Inc.
Matthieson, Steven L., 53         Vice President, 1984                   Director of New Business (1984-1997), Hartford.
O'Halloran, C. Michael, 51        Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present),
                                                                           Hartford Life Insurance Company; Corporate Secretary
                                                                           (1997-Present), Hartford Life, Inc.; Senior Associate
                                                                           General Counsel (1988-Present), Director of Corporate
                                                                           Law (1994-Present), The Hartford Financial Services
                                                                           Group.
Raymond, Craig R., 37             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                                  Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1995-Present);
                                                                           Vice President (1993-1997); Actuary (1990-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Chief Actuary
                                                                           (1994-Present); Vice President (1993-1997); Assistant
                                                                           Vice President (1992-1993); Actuary (1989-1994),
                                                                           Hartford Life Insurance Company; Vice President and
                                                                           Chief Actuary (1997-Present), Hartford Life, Inc.
Schrandt, David T., 50            Vice President, 1987                   Treasurer (1987-1997); Controller (1987-1997), Hartford.
Smith, Lowndes A., 58             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                                  Chief Executive                          (1981-Present); President (1989-Present); Chief
                                  Officer, 1997                            Executive Officer (1997-Present); Chief Operating
                                  Director, 1985 *                         Officer (1989-1997), Hartford Life and Accident
                                                                           Insurance Company; Director (1981-Present); President
                                                                           (1989-Present), Chief Executive Officer (1997-Present);
                                                                           Chief Operating Officer (1989-1997), Hartford Life
                                                                           Insurance Company; Chief Executive Officer and President
                                                                           and Director (1997-Present), Hartford Life, Inc.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Welnicki, Raymond P., 49          Senior Vice President &                Vice President (1993-1994), Hartford; Director
                                  Director, Employee Benefit               (1994-Present); Senior Vice President (1995-Present);
                                  Division, 1994                           Director, Employee Benefit Division (1997-Present); Vice
                                  Director, 1994*                          President (1993-1995), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President, Employee
                                                                           Benefits (1997-Present), Hartford Life, Inc.; Board of
                                                                           Directors, Ethix Corp.
Welsh, Walter C., 51              Senior Vice President, 1997            Senior Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1995-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life Insurance Company; Vice President,
                                                                           Government Affairs (1997-Present), Hartford Life, Inc.
Zlatkus, Lizabeth H., 39          Senior Vice President, 1997            Vice President (1994-1997); Assistant Vice President
                                  Director, 1994*                          (1992-1994), Hartford; Director (1994-Present); Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1994),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President, Group Life and Disability (1997-Present),
                                                                           Hartford Life, Inc.
Znamierowski, David M., 38        Senior Vice President, 1997            Director (1998-Present); Senior Vice President
                                  Director, 1998                           (1997-Present), Hartford Life and Accident Insurance
                                                                           Company; Director (1998-Present); Senior Vice President
                                                                           (1997-Present); Director, Risk Management Strategy
                                                                           (1996-Present); Vice President (1997), Hartford Life
                                                                           Insurance Company; Vice President, Investment Strategy
                                                                           (1997-Present), Hartford Life, Inc.; Vice President,
                                                                           Investment Strategy & Policy, Aetna Life and Casualty
                                                                           Company.


---------

 * Denotes date of election to Board of Directors.

** The Hartford Financial Services Group, Inc. Affiliated Company.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

                          DISTRIBUTION OF THE POLICIES

    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are wholly-owned subsidiaries of Hartford Life Insurance Company. The principal business address of HESCO and HSD is the same as that of Hartford.

    The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

other registered broker-dealers is 6.0% of initial and subsequent premiums. Additional annual compensation of no more than 0.75% of Account Value may be paid.


    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.


    Hartford may provide information on various topics to Policy Owners and prospective Policies Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of the Policy cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT

    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Rights -- Account Value," page 15). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                       INCOME TAXATION OF POLICY BENEFITS

    For federal income tax purposes, the Policy should be treated as life insurance Policies under Section 7702 of the Code. The death benefit under a life insurance policy is

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

generally excluded from the gross income of the beneficiary. Also, a life insurance Policy owner is generally not taxed on increments in the Policy value until the Policies is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

    During the first 15 Policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance Policy for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance Policy for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                             LAST SURVIVOR POLICIES

    Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance policy not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance Policy.

                          MODIFIED ENDOWMENT CONTRACTS

    A life insurance Policy is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment Policy for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance Policy issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment Policy if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.

    A Policy that is classified as modified endowment Policy is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment Policy during the life of the Insured will be taxed to the extent of any accumulated income in the Policy (generally, the excess of account value over premiums paid). Liquidations that are taxable will be subject to a 10% additional tax, with certain exceptions.

    All modified endowment contracts that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment Policy in determining the taxable portion of any loan or distributions.

                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance Policy (other than a pension plan policy) will not be treated as a life insurance Policy for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance Policy, the Policy Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable Policy is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all Policies subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance Policy to qualify for tax deferral, assets in the segregated asset accounts supporting the variable Policy must be considered to be owned by the insurance company and not by the variable Policy owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the Policy owner, such as the ability to select and control investments in a separate account, will cause the Policy owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of "variable Policy." The final regulations issued under Section 817 do not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Policies, as necessary, to prevent Policy owners from being considered the owners of the assets in the Separate Account.

                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance Policies. Prospective Policy owners which are not individuals should consult a tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.
                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

                               LEGAL PROCEEDINGS

    There are no material legal proceedings pending to which the Separate Account is a party.

                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.


                                    EXPERTS


    The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory-basis financial statements of Hartford Life and Annuity Insurance Company (formerly ITT Hartford Life and Annuity Insurance Company) which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



    The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.


                             REGISTRATION STATEMENT

    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Policies.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                   APPENDIX A
                           ILLUSTRATIONS OF BENEFITS

The tables in Appendix A illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,000, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,454 and $28,329.

    The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.60% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.60% average daily charge) of -0.60%, 5.40% and 11.40%, respectively.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account," page 14).

    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

    Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,845       9,851    44,053    10,785       9,793    44,053
      2          11,025     11,765      10,779    44,053    11,638      10,655    44,053
      3          11,576     12,764      11,791    44,053    12,565      11,596    44,053
      4          12,155     13,852      13,044    44,053    13,574      12,770    44,053
      5          12,763     15,034      14,246    44,053    14,672      13,889    44,053
      6          13,401     16,320      15,757    44,053    15,868      15,310    44,053
      7          14,071     17,719      17,186    44,053    17,172      16,643    44,053
      8          14,775     19,240      18,944    44,053    18,592      18,299    44,053
      9          15,513     20,895      20,642    44,053    20,142      19,892    44,053
     10          16,289     22,694      22,694    44,053    21,836      21,836    44,053
     11          17,103     24,899      24,899    44,053    23,882      23,882    44,053
     12          17,959     27,321      27,321    44,053    26,146      26,146    44,053
     13          18,856     29,985      29,985    44,053    28,658      28,658    44,053
     14          19,799     32,937      32,937    45,453    31,451      31,451    44,053
     15          20,789     36,201      36,201    48,510    34,558      34,558    46,309
     16          21,829     39,797      39,797    51,737    37,990      37,990    49,387
     17          22,920     43,747      43,747    55,997    41,759      41,759    53,452
     18          24,066     48,084      48,084    60,587    45,898      45,898    57,832
     19          25,270     52,878      52,878    65,569    50,473      50,473    62,588
     20          26,533     58,144      58,144    70,936    55,500      55,500    67,710
     25          33,864     93,204      93,204   108,117    88,957      88,957   103,191
     35          55,160     239,102    239,102   253,449   228,054     228,054   241,737

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,260       9,279   44,053     10,198       9,219   44,053
      2          11,025     10,527       9,566   44,053     10,392       9,435   44,053
      3          11,576     10,802       9,863   44,053     10,582       9,647   44,053
      4          12,155     11,085      10,318   44,053     10,766      10,004   44,053
      5          12,763     11,376      10,634   44,053     10,942      10,206   44,053
      6          13,401     11,675      11,159   44,053     11,109      10,598   44,053
      7          14,071     11,984      11,494   44,053     11,264      10,779   44,053
      8          14,775     12,301      12,039   44,053     11,403      11,146   44,053
      9          15,513     12,627      12,396   44,053     11,522      11,293   44,053
     10          16,289     12,963      12,963   44,053     11,618      11,618   44,053
     11          17,103     13,443      13,443   44,053     11,783      11,783   44,053
     12          17,959     13,942      13,942   44,053     11,923      11,923   44,053
     13          18,856     14,460      14,460   44,053     12,034      12,034   44,053
     14          19,799     14,999      14,999   44,053     12,110      12,110   44,053
     15          20,789     15,558      15,558   44,053     12,146      12,146   44,053
     16          21,829     16,140      16,140   44,053     12,132      12,132   44,053
     17          22,920     16,745      16,745   44,053     12,061      12,061   44,053
     18          24,066     17,374      17,374   44,053     11,919      11,919   44,053
     19          25,270     18,027      18,027   44,053     11,693      11,693   44,053
     20          26,533     18,706      18,706   44,053     11,367      11,367   44,053
     25          33,864     22,524      22,524   44,053      7,536       7,536   44,053
     35          55,160     32,768      32,768   44,053         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,733      8,764    44,053      9,670      8,702    44,053
      2          11,025      9,472      8,532    44,053      9,331      8,394    44,053
      3          11,576      9,217      8,305    44,053      8,983      8,076    44,053
      4          12,155      8,968      8,233    44,053      8,624      7,895    44,053
      5          12,763      8,725      8,016    44,053      8,253      7,550    44,053
      6          13,401      8,488      8,003    44,053      7,867      7,388    44,053
      7          14,071      8,256      7,795    44,053      7,463      7,007    44,053
      8          14,775      8,030      7,790    44,053      7,038      6,803    44,053
      9          15,513      7,810      7,590    44,053      6,588      6,371    44,053
     10          16,289      7,594      7,594    44,053      6,108      6,108    44,053
     11          17,103      7,459      7,459    44,053      5,642      5,642    44,053
     12          17,959      7,325      7,325    44,053      5,133      5,133    44,053
     13          18,856      7,193      7,193    44,053      4,580      4,580    44,053
     14          19,799      7,063      7,063    44,053      3,974      3,974    44,053
     15          20,789      6,935      6,935    44,053      3,308      3,308    44,053
     16          21,829      6,808      6,808    44,053      2,574      2,574    44,053
     17          22,920      6,684      6,684    44,053      1,760      1,760    44,053
     18          24,066      6,561      6,561    44,053        852        852    44,053
     19          25,270      6,439      6,439    44,053         --         --        --
     20          26,533      6,320      6,320    44,053         --         --        --
     25          33,864      5,746      5,746    44,053         --         --        --
     35          55,160      4,713      4,713    44,053         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,478       9,728    44,053    10,413       9,663    44,053
      2          11,025     11,440      10,690    44,053    11,302      10,552    44,053
      3          11,576     12,493      11,743    44,053    12,276      11,526    44,053
      4          12,155     13,645      13,045    44,053    13,342      12,742    44,053
      5          12,763     14,907      14,307    44,053    14,511      13,911    44,053
      6          13,401     16,287      15,887    44,053    15,794      15,394    44,053
      7          14,071     17,799      17,399    44,053    17,203      16,803    44,053
      8          14,775     19,453      19,253    44,053    18,750      18,550    44,053
      9          15,513     21,265      21,065    44,053    20,451      20,251    44,053
     10          16,289     23,247      23,247    44,053    22,324      22,324    44,053
     11          17,103     25,507      25,507    44,053    24,427      24,427    44,053
     12          17,959     27,989      27,989    44,053    26,755      26,755    44,053
     13          18,856     30,726      30,726    44,053    29,340      29,340    44,053
     14          19,799     33,760      33,760    46,590    32,216      32,216    44,458
     15          20,789     37,107      37,107    49,724    35,406      35,406    47,444
     16          21,829     40,794      40,794    53,032    38,922      38,922    50,599
     17          22,920     44,843      44,843    57,400    42,784      42,784    54,764
     18          24,066     49,290      49,290    62,106    47,025      47,025    59,253
     19          25,270     54,204      54,204    67,213    51,714      51,714    64,125
     20          26,533     59,602      59,602    72,715    56,864      56,864    69,374
     25          33,864     95,541      95,541   110,828    91,143      91,143   105,726
     35          55,160     245,097    245,097   259,804   233,657     233,657   247,677

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,913       9,163   44,053      9,846       9,096   44,053
      2          11,025     10,236       9,486   44,053     10,092       9,342   44,053
      3          11,576     10,572       9,822   44,053     10,336       9,586   44,053
      4          12,155     10,919      10,319   44,053     10,579       9,979   44,053
      5          12,763     11,279      10,679   44,053     10,819      10,219   44,053
      6          13,401     11,651      11,251   44,053     11,053      10,653   44,053
      7          14,071     12,037      11,637   44,053     11,279      10,879   44,053
      8          14,775     12,437      12,237   44,053     11,495      11,295   44,053
      9          15,513     12,851      12,651   44,053     11,696      11,496   44,053
     10          16,289     13,279      13,279   44,053     11,879      11,879   44,053
     11          17,103     13,771      13,771   44,053     12,059      12,059   44,053
     12          17,959     14,283      14,283   44,053     12,214      12,214   44,053
     13          18,856     14,815      14,815   44,053     12,342      12,342   44,053
     14          19,799     15,367      15,367   44,053     12,437      12,437   44,053
     15          20,789     15,942      15,942   44,053     12,493      12,493   44,053
     16          21,829     16,539      16,539   44,053     12,502      12,502   44,053
     17          22,920     17,159      17,159   44,053     12,455      12,455   44,053
     18          24,066     17,804      17,804   44,053     12,340      12,340   44,053
     19          25,270     18,474      18,474   44,053     12,143      12,143   44,053
     20          26,533     19,171      19,171   44,053     11,849      11,849   44,053
     25          33,864     23,088      23,088   44,053      8,254       8,254   44,053
     35          55,160     33,598      33,598   44,053         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,403      8,653    44,053      9,336      8,586    44,053
      2          11,025      9,210      8,460    44,053      9,060      8,310    44,053
      3          11,576      9,020      8,270    44,053      8,773      8,023    44,053
      4          12,155      8,834      8,234    44,053      8,472      7,872    44,053
      5          12,763      8,650      8,050    44,053      8,156      7,556    44,053
      6          13,401      8,470      8,070    44,053      7,823      7,423    44,053
      7          14,071      8,293      7,893    44,053      7,469      7,069    44,053
      8          14,775      8,119      7,919    44,053      7,091      6,891    44,053
      9          15,513      7,948      7,748    44,053      6,685      6,485    44,053
     10          16,289      7,780      7,780    44,053      6,247      6,247    44,053
     11          17,103      7,642      7,642    44,053      5,781      5,781    44,053
     12          17,959      7,506      7,506    44,053      5,274      5,274    44,053
     13          18,856      7,371      7,371    44,053      4,721      4,721    44,053
     14          19,799      7,239      7,239    44,053      4,116      4,116    44,053
     15          20,789      7,108      7,108    44,053      3,451      3,451    44,053
     16          21,829      6,979      6,979    44,053      2,718      2,718    44,053
     17          22,920      6,852      6,852    44,053      1,905      1,905    44,053
     18          24,066      6,727      6,727    44,053        999        999    44,053
     19          25,270      6,603      6,603    44,053         --         --        --
     20          26,533      6,481      6,481    44,053         --         --        --
     25          33,864      5,897      5,897    44,053         --         --        --
     35          55,160      4,844      4,844    44,053         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,845       9,851    34,014    10,740       9,748    34,014
      2          11,025     11,765      10,779    34,014    11,544      10,563    34,014
      3          11,576     12,764      11,791    34,014    12,421      11,454    34,014
      4          12,155     13,852      13,044    34,014    13,379      12,578    34,014
      5          12,763     15,034      14,246    34,014    14,426      13,646    34,014
      6          13,401     16,320      15,757    34,014    15,571      15,015    34,014
      7          14,071     17,719      17,186    34,014    16,824      16,298    34,014
      8          14,775     19,240      18,944    34,014    18,194      17,903    34,014
      9          15,513     20,895      20,642    34,014    19,694      19,445    34,014
     10          16,289     22,695      22,695    34,014    21,341      21,341    34,014
     11          17,103     24,900      24,900    34,014    23,344      23,344    34,014
     12          17,959     27,338      27,338    34,014    25,581      25,581    34,014
     13          18,856     30,067      30,067    35,480    28,088      28,088    34,014
     14          19,799     33,083      33,083    38,707    30,896      30,896    36,149
     15          20,789     36,400      36,400    42,225    33,993      33,993    39,432
     16          21,829     40,049      40,049    46,056    37,398      37,398    43,008
     17          22,920     44,073      44,073    49,803    41,154      41,154    46,505
     18          24,066     48,516      48,516    53,853    45,300      45,300    50,284
     19          25,270     53,455      53,455    58,267    49,882      49,882    54,372
     20          26,533     58,871      58,871    64,170    54,935      54,935    59,880
     25          33,864     95,260      95,260   100,976    88,892      88,892    94,226
     35          55,160     245,064    245,064   257,317   225,310     225,310   236,576

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,260       9,279   34,014     10,153       9,175   34,014
      2          11,025     10,527       9,566   34,014     10,300       9,344   34,014
      3          11,576     10,802       9,863   34,014     10,439       9,506   34,014
      4          12,155     11,085      10,318   34,014     10,572       9,813   34,014
      5          12,763     11,376      10,634   34,014     10,695       9,961   34,014
      6          13,401     11,675      11,159   34,014     10,807      10,299   34,014
      7          14,071     11,984      11,494   34,014     10,902      10,420   34,014
      8          14,775     12,301      12,039   34,014     10,975      10,720   34,014
      9          15,513     12,627      12,396   34,014     11,018      10,790   34,014
     10          16,289     12,963      12,963   34,014     11,026      11,026   34,014
     11          17,103     13,443      13,443   34,014     11,084      11,084   34,014
     12          17,959     13,942      13,942   34,014     11,105      11,105   34,014
     13          18,856     14,460      14,460   34,014     11,084      11,084   34,014
     14          19,799     14,999      14,999   34,014     11,017      11,017   34,014
     15          20,789     15,558      15,558   34,014     10,896      10,896   34,014
     16          21,829     16,140      16,140   34,014     10,707      10,707   34,014
     17          22,920     16,745      16,745   34,014     10,430      10,430   34,014
     18          24,066     17,374      17,374   34,014     10,042      10,042   34,014
     19          25,270     18,027      18,027   34,014      9,510       9,510   34,014
     20          26,533     18,706      18,706   34,014      8,802       8,802   34,014
     25          33,864     22,524      22,524   34,014        893         893   34,014
     35          55,160     32,768      32,768   34,407         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,733      8,764    34,014      9,625      8,659    34,014
      2          11,025      9,472      8,532    34,014      9,239      8,304    34,014
      3          11,576      9,217      8,305    34,014      8,842      7,937    34,014
      4          12,155      8,968      8,233    34,014      8,433      7,707    34,014
      5          12,763      8,725      8,016    34,014      8,010      7,310    34,014
      6          13,401      8,488      8,003    34,014      7,570      7,094    34,014
      7          14,071      8,256      7,795    34,014      7,107      6,653    34,014
      8          14,775      8,030      7,790    34,014      6,614      6,381    34,014
      9          15,513      7,810      7,590    34,014      6,084      5,869    34,014
     10          16,289      7,594      7,594    34,014      5,509      5,509    34,014
     11          17,103      7,459      7,459    34,014      4,927      4,927    34,014
     12          17,959      7,325      7,325    34,014      4,287      4,287    34,014
     13          18,856      7,193      7,193    34,014      3,584      3,584    34,014
     14          19,799      7,063      7,063    34,014      2,813      2,813    34,014
     15          20,789      6,935      6,935    34,014      1,964      1,964    34,014
     16          21,829      6,808      6,808    34,014      1,019      1,019    34,014
     17          22,920      6,684      6,684    34,014         --         --        --
     18          24,066      6,561      6,561    34,014         --         --        --
     19          25,270      6,439      6,439    34,014         --         --        --
     20          26,533      6,320      6,320    34,014         --         --        --
     25          33,864      5,746      5,746    34,014         --         --        --
     35          55,160      4,713      4,713    34,014         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,478       9,728    34,014    10,366       9,616    34,014
      2          11,025     11,440      10,690    34,014    11,205      10,455    34,014
      3          11,576     12,493      11,743    34,014    12,125      11,375    34,014
      4          12,155     13,645      13,045    34,014    13,138      12,538    34,014
      5          12,763     14,907      14,307    34,014    14,252      13,652    34,014
      6          13,401     16,287      15,887    34,014    15,481      15,081    34,014
      7          14,071     17,799      17,399    34,014    16,834      16,434    34,014
      8          14,775     19,453      19,253    34,014    18,326      18,126    34,014
      9          15,513     21,265      21,065    34,014    19,973      19,773    34,014
     10          16,289     23,252      23,252    34,014    21,795      21,795    34,014
     11          17,103     25,514      25,514    34,014    23,855      23,855    34,014
     12          17,959     28,027      28,027    34,014    26,156      26,156    34,014
     13          18,856     30,835      30,835    36,386    28,738      28,738    34,014
     14          19,799     33,928      33,928    39,697    31,618      31,618    36,993
     15          20,789     37,331      37,331    43,305    34,787      34,787    40,353
     16          21,829     41,074      41,074    47,235    38,272      38,272    44,013
     17          22,920     45,202      45,202    51,079    42,117      42,117    47,593
     18          24,066     49,759      49,759    55,233    46,361      46,361    51,461
     19          25,270     54,825      54,825    59,760    51,081      51,081    55,679
     20          26,533     60,380      60,380    65,814    56,256      56,256    61,319
     25          33,864     97,702      97,702   103,564    91,028      91,028    96,490
     35          55,160     251,346    251,346   263,913   230,725     230,725   242,262

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,913       9,163   34,014      9,800       9,050   34,014
      2          11,025     10,236       9,486   34,014      9,995       9,245   34,014
      3          11,576     10,572       9,822   34,014     10,188       9,438   34,014
      4          12,155     10,919      10,319   34,014     10,377       9,777   34,014
      5          12,763     11,279      10,679   34,014     10,561       9,961   34,014
      6          13,401     11,651      11,251   34,014     10,737      10,337   34,014
      7          14,071     12,037      11,637   34,014     10,901      10,501   34,014
      8          14,775     12,437      12,237   34,014     11,047      10,847   34,014
      9          15,513     12,851      12,651   34,014     11,168      10,968   34,014
     10          16,289     13,279      13,279   34,014     11,259      11,259   34,014
     11          17,103     13,771      13,771   34,014     11,334      11,334   34,014
     12          17,959     14,283      14,283   34,014     11,371      11,371   34,014
     13          18,856     14,815      14,815   34,014     11,368      11,368   34,014
     14          19,799     15,367      15,367   34,014     11,321      11,321   34,014
     15          20,789     15,942      15,942   34,014     11,222      11,222   34,014
     16          21,829     16,539      16,539   34,014     11,058      11,058   34,014
     17          22,920     17,159      17,159   34,014     10,809      10,809   34,014
     18          24,066     17,804      17,804   34,014     10,452      10,452   34,014
     19          25,270     18,474      18,474   34,014      9,956       9,956   34,014
     20          26,533     19,171      19,171   34,014      9,289       9,289   34,014
     25          33,864     23,088      23,088   34,014      1,728       1,728   34,014
     35          55,160     33,598      33,598   35,278         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,403      8,653    34,014      9,290      8,540    34,014
      2          11,025      9,210      8,460    34,014      8,965      8,215    34,014
      3          11,576      9,020      8,270    34,014      8,627      7,877    34,014
      4          12,155      8,834      8,234    34,014      8,274      7,674    34,014
      5          12,763      8,650      8,050    34,014      7,905      7,305    34,014
      6          13,401      8,470      8,070    34,014      7,515      7,115    34,014
      7          14,071      8,293      7,893    34,014      7,100      6,700    34,014
      8          14,775      8,119      7,919    34,014      6,652      6,452    34,014
      9          15,513      7,948      7,748    34,014      6,164      5,964    34,014
     10          16,289      7,780      7,780    34,014      5,628      5,628    34,014
     11          17,103      7,642      7,642    34,014      5,047      5,047    34,014
     12          17,959      7,506      7,506    34,014      4,408      4,408    34,014
     13          18,856      7,371      7,371    34,014      3,707      3,707    34,014
     14          19,799      7,239      7,239    34,014      2,938      2,938    34,014
     15          20,789      7,108      7,108    34,014      2,091      2,091    34,014
     16          21,829      6,979      6,979    34,014      1,148      1,148    34,014
     17          22,920      6,852      6,852    34,014         86         86    34,014
     18          24,066      6,727      6,727    34,014         --         --        --
     19          25,270      6,603      6,603    34,014         --         --        --
     20          26,533      6,481      6,481    34,014         --         --        --
     25          33,864      5,897      5,897    34,014         --         --        --
     35          55,160      4,844      4,844    34,014         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,845       9,851    20,000    10,654       9,665    20,000
      2          11,025     11,765      10,779    20,000    11,364      10,386    20,000
      3          11,576     12,764      11,791    20,000    12,138      11,175    20,000
      4          12,155     13,852      13,044    20,000    12,989      12,194    20,000
      5          12,763     15,034      14,246    20,000    13,931      13,156    20,000
      6          13,401     16,320      15,757    20,000    14,981      14,431    20,000
      7          14,071     17,726      17,193    20,031    16,163      15,642    20,000
      8          14,775     19,289      18,993    21,412    17,507      17,219    20,000
      9          15,513     21,008      20,756    22,900    19,044      18,797    20,759
     10          16,289     22,868      22,868    24,927    20,728      20,728    22,593
     11          17,103     25,099      25,099    27,107    22,746      22,746    24,566
     12          17,959     27,556      27,556    29,485    24,970      24,970    26,718
     13          18,856     30,240      30,240    32,357    27,397      27,397    29,316
     14          19,799     33,200      33,200    35,192    30,076      30,076    31,882
     15          20,789     36,440      36,440    38,627    33,002      33,002    34,982
     16          21,829     40,015      40,015    42,016    36,236      36,236    38,048
     17          22,920     43,926      43,926    46,123    39,767      39,767    41,756
     18          24,066     48,222      48,222    50,634    43,616      43,616    45,797
     19          25,270     52,972      52,972    55,622    47,805      47,805    50,196
     20          26,533     58,190      58,190    61,100    52,389      52,389    55,009
     25          33,864     93,081      93,081    97,735    81,743      81,743    85,831
     35          55,160     238,359    238,359   240,743   202,949     202,949   204,979

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,260       9,279   20,000     10,065       9,088   20,000
      2          11,025     10,527       9,566   20,000     10,103       9,151   20,000
      3          11,576     10,802       9,863   20,000     10,112       9,185   20,000
      4          12,155     11,085      10,318   20,000     10,086       9,335   20,000
      5          12,763     11,376      10,634   20,000     10,019       9,294   20,000
      6          13,401     11,675      11,159   20,000      9,901       9,402   20,000
      7          14,071     11,984      11,494   20,000      9,720       9,247   20,000
      8          14,775     12,301      12,039   20,000      9,461       9,214   20,000
      9          15,513     12,627      12,396   20,000      9,105       8,882   20,000
     10          16,289     12,963      12,963   20,000      8,628       8,628   20,000
     11          17,103     13,443      13,443   20,000      8,076       8,076   20,000
     12          17,959     13,942      13,942   20,000      7,349       7,349   20,000
     13          18,856     14,460      14,460   20,000      6,403       6,403   20,000
     14          19,799     14,999      14,999   20,000      5,185       5,185   20,000
     15          20,789     15,558      15,558   20,000      3,616       3,616   20,000
     16          21,829     16,140      16,140   20,000      1,586       1,586   20,000
     17          22,920     16,745      16,745   20,000         --          --       --
     18          24,066     17,374      17,374   20,000         --          --       --
     19          25,270     18,027      18,027   20,000         --          --       --
     20          26,533     18,706      18,706   20,000         --          --       --
     25          33,864     22,524      22,524   23,650         --          --       --
     35          55,160     32,795      32,795   33,124         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000
   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,733      8,764    20,000      9,534      8,570    20,000
      2          11,025      9,472      8,532    20,000      9,031      8,101    20,000
      3          11,576      9,217      8,305    20,000      8,484      7,586    20,000
      4          12,155      8,968      8,233    20,000      7,887      7,168    20,000
      5          12,763      8,725      8,016    20,000      7,228      6,537    20,000
      6          13,401      8,488      8,003    20,000      6,494      6,029    20,000
      7          14,071      8,256      7,795    20,000      5,669      5,226    20,000
      8          14,775      8,030      7,790    20,000      4,729      4,505    20,000
      9          15,513      7,810      7,590    20,000      3,646      3,437    20,000
     10          16,289      7,594      7,594    20,000      2,389      2,389    20,000
     11          17,103      7,459      7,459    20,000        935        935    20,000
     12          17,959      7,325      7,325    20,000         --         --        --
     13          18,856      7,193      7,193    20,000         --         --        --
     14          19,799      7,063      7,063    20,000         --         --        --
     15          20,789      6,935      6,935    20,000         --         --        --
     16          21,829      6,808      6,808    20,000         --         --        --
     17          22,920      6,684      6,684    20,000         --         --        --
     18          24,066      6,561      6,561    20,000         --         --        --
     19          25,270      6,439      6,439    20,000         --         --        --
     20          26,533      6,320      6,320    20,000         --         --        --
     25          33,864      5,746      5,746    20,000         --         --        --
     35          55,160      4,713      4,713    20,000         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,478       9,728    20,000    10,272       9,522    20,000
      2          11,025     11,440      10,690    20,000    11,005      10,255    20,000
      3          11,576     12,493      11,743    20,000    11,809      11,059    20,000
      4          12,155     13,645      13,045    20,000    12,700      12,100    20,000
      5          12,763     14,907      14,307    20,000    13,692      13,092    20,000
      6          13,401     16,287      15,887    20,000    14,807      14,407    20,000
      7          14,071     17,807      17,407    20,122    16,070      15,670    20,000
      8          14,775     19,506      19,306    21,652    17,516      17,316    20,000
      9          15,513     21,383      21,183    23,308    19,180      18,980    20,907
     10          16,289     23,429      23,429    25,538    21,012      21,012    22,904
     11          17,103     25,715      25,715    27,773    23,059      23,059    24,904
     12          17,959     28,233      28,233    30,210    25,314      25,314    27,086
     13          18,856     30,984      30,984    33,153    27,775      27,775    29,720
     14          19,799     34,018      34,018    36,059    30,492      30,492    32,322
     15          20,789     37,338      37,338    39,579    33,458      33,458    35,466
     16          21,829     41,002      41,002    43,052    36,737      36,737    38,574
     17          22,920     45,010      45,010    47,261    40,317      40,317    42,334
     18          24,066     49,413      49,413    51,885    44,220      44,220    46,432
     19          25,270     54,281      54,281    56,995    48,468      48,468    50,892
     20          26,533     59,628      59,628    62,610    53,115      53,115    55,771
     25          33,864     95,380      95,380   100,149    82,876      82,876    87,021
     35          55,160     244,246    244,246   246,689   205,763     205,763   207,821

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,913       9,163   20,000      9,703      8,953    20,000
      2          11,025     10,236       9,486   20,000      9,782      9,032    20,000
      3          11,576     10,572       9,822   20,000      9,833      9,083    20,000
      4          12,155     10,919      10,319   20,000      9,852      9,252    20,000
      5          12,763     11,279      10,679   20,000      9,833      9,233    20,000
      6          13,401     11,651      11,251   20,000      9,765      9,365    20,000
      7          14,071     12,037      11,637   20,000      9,638      9,238    20,000
      8          14,775     12,437      12,237   20,000      9,437      9,237    20,000
      9          15,513     12,851      12,651   20,000      9,141      8,941    20,000
     10          16,289     13,279      13,279   20,000      8,730      8,730    20,000
     11          17,103     13,771      13,771   20,000      8,191      8,191    20,000
     12          17,959     14,283      14,283   20,000      7,480      7,480    20,000
     13          18,856     14,815      14,815   20,000      6,554      6,554    20,000
     14          19,799     15,367      15,367   20,000      5,359      5,359    20,000
     15          20,789     15,942      15,942   20,000      3,819      3,819    20,000
     16          21,829     16,539      16,539   20,000      1,827      1,827    20,000
     17          22,920     17,159      17,159   20,000         --         --        --
     18          24,066     17,804      17,804   20,000         --         --        --
     19          25,270     18,474      18,474   20,000         --         --        --
     20          26,533     19,171      19,171   20,130         --         --        --
     25          33,864     23,088      23,088   24,242         --         --        --
     35          55,160     33,626      33,626   33,962         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000
   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,403      8,653    20,000      9,191      8,441    20,000
      2          11,025      9,210      8,460    20,000      8,742      7,992    20,000
      3          11,576      9,020      8,270    20,000      8,245      7,495    20,000
      4          12,155      8,834      8,234    20,000      7,695      7,095    20,000
      5          12,763      8,650      8,050    20,000      7,080      6,480    20,000
      6          13,401      8,470      8,070    20,000      6,386      5,986    20,000
      7          14,071      8,293      7,893    20,000      5,597      5,197    20,000
      8          14,775      8,119      7,919    20,000      4,688      4,488    20,000
      9          15,513      7,948      7,748    20,000      3,632      3,432    20,000
     10          16,289      7,780      7,780    20,000      2,395      2,395    20,000
     11          17,103      7,642      7,642    20,000        941        941    20,000
     12          17,959      7,506      7,506    20,000         --         --        --
     13          18,856      7,371      7,371    20,000         --         --        --
     14          19,799      7,239      7,239    20,000         --         --        --
     15          20,789      7,108      7,108    20,000         --         --        --
     16          21,829      6,979      6,979    20,000         --         --        --
     17          22,920      6,852      6,852    20,000         --         --        --
     18          24,066      6,727      6,727    20,000         --         --        --
     19          25,270      6,603      6,603    20,000         --         --        --
     20          26,533      6,481      6,481    20,000         --         --        --
     25          33,864      5,897      5,897    20,000         --         --        --
     35          55,160      4,844      4,844    20,000         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,935       9,939    45,454    10,935       9,939    45,454
      2          11,025     11,954      10,965    45,454    11,954      10,965    45,454
      3          11,576     13,065      12,086    45,454    13,065      12,086    45,454
      4          12,155     14,274      13,460    45,454    14,274      13,460    45,454
      5          12,763     15,590      14,795    45,454    15,590      14,795    45,454
      6          13,401     17,023      16,453    45,454    17,023      16,453    45,454
      7          14,071     18,583      18,044    45,454    18,583      18,044    45,454
      8          14,775     20,281      19,980    45,454    20,281      19,980    45,454
      9          15,513     22,129      21,873    45,454    22,129      21,873    45,454
     10          16,289     24,140      24,140    45,454    24,140      24,140    45,454
     11          17,103     26,554      26,554    45,454    26,544      26,544    45,454
     12          17,959     29,213      29,213    45,454    29,193      29,193    45,454
     13          18,856     32,145      32,145    45,454    32,117      32,117    45,454
     14          19,799     35,387      35,387    45,454    35,355      35,355    45,454
     15          20,789     38,988      38,988    45,454    38,953      38,953    45,454
     16          21,829     42,984      42,984    49,432    42,944      42,944    49,386
     17          22,920     47,389      47,389    53,550    47,345      47,345    53,500
     18          24,066     52,276      52,276    58,027    52,228      52,228    57,973
     19          25,270     57,669      57,669    62,860    57,616      57,616    62,802
     20          26,533     63,590      63,590    69,313    63,531      63,531    69,249
     25          33,864     103,324    103,324   109,524   103,226     103,226   109,420
     35          55,160     271,110    271,110   284,666   261,901     261,901   274,996

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,345       9,362   45,454     10,345       9,362   45,454
      2          11,025     10,696       9,732   45,454     10,696       9,732   45,454
      3          11,576     11,052      10,109   45,454     11,052      10,109   45,454
      4          12,155     11,412      10,641   45,454     11,412      10,641   45,454
      5          12,763     11,775      11,028   45,454     11,775      11,028   45,454
      6          13,401     12,138      11,616   45,454     12,138      11,616   45,454
      7          14,071     12,498      12,005   45,454     12,498      12,005   45,454
      8          14,775     12,863      12,598   45,454     12,853      12,589   45,454
      9          15,513     13,239      13,005   45,454     13,196      12,963   45,454
     10          16,289     13,626      13,626   45,454     13,523      13,523   45,454
     11          17,103     14,168      14,168   45,454     13,940      13,940   45,454
     12          17,959     14,732      14,732   45,454     14,337      14,337   45,454
     13          18,856     15,319      15,319   45,454     14,706      14,706   45,454
     14          19,799     15,932      15,932   45,454     15,041      15,041   45,454
     15          20,789     16,570      16,570   45,454     15,331      15,331   45,454
     16          21,829     17,235      17,235   45,454     15,564      15,564   45,454
     17          22,920     17,928      17,928   45,454     15,721      15,721   45,454
     18          24,066     18,649      18,649   45,454     15,780      15,780   45,454
     19          25,270     19,401      19,401   45,454     15,711      15,711   45,454
     20          26,533     20,185      20,185   45,454     15,480      15,480   45,454
     25          33,864     24,625      24,625   45,454     10,207      10,207   45,454
     35          55,160     36,772      36,772   45,454         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454
   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,813      8,842    45,454      9,813      8,842    45,454
      2          11,025      9,623      8,680    45,454      9,623      8,680    45,454
      3          11,576      9,427      8,512    45,454      9,427      8,512    45,454
      4          12,155      9,224      8,485    45,454      9,224      8,485    45,454
      5          12,763      9,012      8,299    45,454      9,012      8,299    45,454
      6          13,401      8,790      8,302    45,454      8,788      8,300    45,454
      7          14,071      8,573      8,109    45,454      8,550      8,086    45,454
      8          14,775      8,360      8,119    45,454      8,292      8,051    45,454
      9          15,513      8,152      7,932    45,454      8,010      7,790    45,454
     10          16,289      7,949      7,949    45,454      7,696      7,696    45,454
     11          17,103      7,828      7,828    45,454      7,403      7,403    45,454
     12          17,959      7,708      7,708    45,454      7,061      7,061    45,454
     13          18,856      7,590      7,590    45,454      6,661      6,661    45,454
     14          19,799      7,473      7,473    45,454      6,193      6,193    45,454
     15          20,789      7,358      7,358    45,454      5,644      5,644    45,454
     16          21,829      7,244      7,244    45,454      4,995      4,995    45,454
     17          22,920      7,131      7,131    45,454      4,222      4,222    45,454
     18          24,066      7,019      7,019    45,454      3,293      3,293    45,454
     19          25,270      6,909      6,909    45,454      2,168      2,168    45,454
     20          26,533      6,800      6,800    45,454        798        798    45,454
     25          33,864      6,273      6,273    45,454         --         --        --
     35          55,160      5,306      5,306    45,454         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS.. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   51
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,565       9,815    45,454    10,565       9,815    45,454
      2          11,025     11,624      10,874    45,454    11,624      10,874    45,454
      3          11,576     12,785      12,035    45,454    12,785      12,035    45,454
      4          12,155     14,059      13,459    45,454    14,059      13,459    45,454
      5          12,763     15,455      14,855    45,454    15,455      14,855    45,454
      6          13,401     16,985      16,585    45,454    16,985      16,585    45,454
      7          14,071     18,663      18,263    45,454    18,663      18,263    45,454
      8          14,775     20,502      20,302    45,454    20,502      20,302    45,454
      9          15,513     22,518      22,318    45,454    22,518      22,318    45,454
     10          16,289     24,731      24,731    45,454    24,731      24,731    45,454
     11          17,103     27,206      27,206    45,454    27,201      27,201    45,454
     12          17,959     29,934      29,934    45,454    29,924      29,924    45,454
     13          18,856     32,945      32,945    45,454    32,932      32,932    45,454
     14          19,799     36,279      36,279    45,454    36,265      36,265    45,454
     15          20,789     39,986      39,986    46,385    39,970      39,970    46,366
     16          21,829     44,086      44,086    50,699    44,068      44,068    50,679
     17          22,920     48,605      48,605    54,924    48,585      48,585    54,902
     18          24,066     53,617      53,617    59,516    53,596      53,596    59,492
     19          25,270     59,149      59,149    64,473    59,125      59,125    64,447
     20          26,533     65,222      65,222    71,092    65,195      65,195    71,063
     25          33,864     105,975    105,975   112,334   105,930     105,930   112,286
     35          55,160     278,067    278,067   291,970   268,761     268,761   282,199

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

52                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,995       9,245   45,454      9,995       9,245   45,454
      2          11,025     10,400       9,650   45,454     10,400       9,650   45,454
      3          11,576     10,815      10,065   45,454     10,815      10,065   45,454
      4          12,155     11,240      10,640   45,454     11,240      10,640   45,454
      5          12,763     11,672      11,072   45,454     11,672      11,072   45,454
      6          13,401     12,110      11,710   45,454     12,110      11,710   45,454
      7          14,071     12,551      12,151   45,454     12,551      12,151   45,454
      8          14,775     13,002      12,802   45,454     12,993      12,793   45,454
      9          15,513     13,469      13,269   45,454     13,430      13,230   45,454
     10          16,289     13,955      13,955   45,454     13,857      13,857   45,454
     11          17,103     14,510      14,510   45,454     14,292      14,292   45,454
     12          17,959     15,089      15,089   45,454     14,707      14,707   45,454
     13          18,856     15,692      15,692   45,454     15,096      15,096   45,454
     14          19,799     16,320      16,320   45,454     15,453      15,453   45,454
     15          20,789     16,974      16,974   45,454     15,767      15,767   45,454
     16          21,829     17,656      17,656   45,454     16,027      16,027   45,454
     17          22,920     18,366      18,366   45,454     16,214      16,214   45,454
     18          24,066     19,106      19,106   45,454     16,307      16,307   45,454
     19          25,270     19,877      19,877   45,454     16,276      16,276   45,454
     20          26,533     20,681      20,681   45,454     16,089      16,089   45,454
     25          33,864     25,234      25,234   45,454     11,191      11,191   45,454
     35          55,160     37,691      37,691   45,454         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   53
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454
   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,481      8,731    45,454      9,481       8,731   45,454
      2          11,025      9,356      8,606    45,454      9,356       8,606   45,454
      3          11,576      9,225      8,475    45,454      9,225       8,475   45,454
      4          12,155      9,084      8,484    45,454      9,084       8,484   45,454
      5          12,763      8,932      8,332    45,454      8,932       8,332   45,454
      6          13,401      8,769      8,369    45,454      8,767       8,367   45,454
      7          14,071      8,608      8,208    45,454      8,585       8,185   45,454
      8          14,775      8,450      8,250    45,454      8,382       8,182   45,454
      9          15,513      8,294      8,094    45,454      8,152       7,952   45,454
     10          16,289      8,141      8,141    45,454      7,888       7,888   45,454
     11          17,103      8,018      8,018    45,454      7,595       7,595   45,454
     12          17,959      7,896      7,896    45,454      7,253       7,253   45,454
     13          18,856      7,776      7,776    45,454      6,854       6,854   45,454
     14          19,799      7,657      7,657    45,454      6,386       6,386   45,454
     15          20,789      7,539      7,539    45,454      5,837       5,837   45,454
     16          21,829      7,423      7,423    45,454      5,189       5,189   45,454
     17          22,920      7,308      7,308    45,454      4,419       4,419   45,454
     18          24,066      7,194      7,194    45,454      3,493       3,493   45,454
     19          25,270      7,082      7,082    45,454      2,371       2,371   45,454
     20          26,533      6,971      6,971    45,454      1,006       1,006   45,454
     25          33,864      6,435      6,435    45,454         --          --       --
     35          55,160      5,450      5,450    45,454         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,929       9,933    28,329    10,929       9,933    28,329
      2          11,025     11,928      10,939    28,329    11,928      10,939    28,329
      3          11,576     13,002      12,024    28,329    13,002      12,024    28,329
      4          12,155     14,158      13,345    28,329    14,158      13,345    28,329
      5          12,763     15,407      14,614    28,329    15,403      14,610    28,329
      6          13,401     16,767      16,200    28,329    16,747      16,180    28,329
      7          14,071     18,251      17,714    28,329    18,202      17,666    28,329
      8          14,775     19,868      19,569    28,329    19,782      19,483    28,329
      9          15,513     21,632      21,378    28,329    21,507      21,253    28,329
     10          16,289     23,558      23,558    28,329    23,404      23,404    28,329
     11          17,103     25,918      25,918    28,329    25,721      25,721    28,329
     12          17,959     28,547      28,547    30,546    28,328      28,328    30,312
     13          18,856     31,435      31,435    33,636    31,193      31,193    33,377
     14          19,799     34,615      34,615    36,693    34,349      34,349    36,410
     15          20,789     38,100      38,100    40,386    37,806      37,806    40,075
     16          21,829     41,942      41,942    44,039    41,618      41,618    43,700
     17          22,920     46,158      46,158    48,467    45,790      45,790    48,080
     18          24,066     50,832      50,832    53,374    50,349      50,349    52,867
     19          25,270     55,979      55,979    58,779    55,353      55,353    58,121
     20          26,533     61,648      61,648    64,730    60,803      60,803    63,844
     25          33,864     99,852      99,852   104,845    95,844      95,844   100,637
     35          55,160     261,965    261,965   264,585   239,065     239,065   241,456

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   55
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,338       9,356   28,329     10,338       9,356   28,329
      2          11,025     10,669       9,706   28,329     10,669       9,706   28,329
      3          11,576     10,987      10,045   28,329     10,987      10,045   28,329
      4          12,155     11,304      10,535   28,329     11,290      10,520   28,329
      5          12,763     11,631      10,885   28,329     11,571      10,826   28,329
      6          13,401     11,968      11,448   28,329     11,824      11,306   28,329
      7          14,071     12,315      11,823   28,329     12,042      11,551   28,329
      8          14,775     12,674      12,410   28,329     12,212      11,951   28,329
      9          15,513     13,044      12,811   28,329     12,321      12,090   28,329
     10          16,289     13,425      13,425   28,329     12,352      12,352   28,329
     11          17,103     13,958      13,958   28,329     12,391      12,391   28,329
     12          17,959     14,513      14,513   28,329     12,320      12,320   28,329
     13          18,856     15,092      15,092   28,329     12,118      12,118   28,329
     14          19,799     15,695      15,695   28,329     11,753      11,753   28,329
     15          20,789     16,323      16,323   28,329     11,186      11,186   28,329
     16          21,829     16,977      16,977   28,329     10,361      10,361   28,329
     17          22,920     17,659      17,659   28,329      9,198       9,198   28,329
     18          24,066     18,370      18,370   28,329      7,585       7,585   28,329
     19          25,270     19,110      19,110   28,329      5,365       5,365   28,329
     20          26,533     19,882      19,882   28,329      2,323       2,323   28,329
     25          33,864     24,252      24,252   28,329         --          --       --
     35          55,160     36,210      36,210   36,573         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

56                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329
   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,807      8,836    28,329      9,807      8,836    28,329
      2          11,025      9,596      8,654    28,329      9,596      8,654    28,329
      3          11,576      9,362      8,448    28,329      9,361      8,447    28,329
      4          12,155      9,132      8,395    28,329      9,098      8,362    28,329
      5          12,763      8,908      8,196    28,329      8,800      8,090    28,329
      6          13,401      8,688      8,201    28,329      8,458      7,973    28,329
      7          14,071      8,473      8,010    28,329      8,061      7,600    28,329
      8          14,775      8,263      8,022    28,329      7,594      7,356    28,329
      9          15,513      8,057      7,837    28,329      7,038      6,820    28,329
     10          16,289      7,855      7,855    28,329      6,369      6,369    28,329
     11          17,103      7,736      7,736    28,329      5,611      5,611    28,329
     12          17,959      7,617      7,617    28,329      4,677      4,677    28,329
     13          18,856      7,500      7,500    28,329      3,531      3,531    28,329
     14          19,799      7,384      7,384    28,329      2,125      2,125    28,329
     15          20,789      7,270      7,270    28,329        398        398    28,329
     16          21,829      7,156      7,156    28,329         --         --        --
     17          22,920      7,045      7,045    28,329         --         --        --
     18          24,066      6,934      6,934    28,329         --         --        --
     19          25,270      6,825      6,825    28,329         --         --        --
     20          26,533      6,717      6,717    28,329         --         --        --
     25          33,864      6,195      6,195    28,329         --         --        --
     35          55,160      5,236      5,236    28,329         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.0012%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   57
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,559       9,809    28,329    10,559       9,809    28,329
      2          11,025     11,597      10,847    28,329    11,597      10,847    28,329
      3          11,576     12,720      11,970    28,329    12,720      11,970    28,329
      4          12,155     13,938      13,338    28,329    13,938      13,338    28,329
      5          12,763     15,266      14,666    28,329    15,261      14,661    28,329
      6          13,401     16,723      16,323    28,329    16,699      16,299    28,329
      7          14,071     18,322      17,922    28,329    18,269      17,869    28,329
      8          14,775     20,076      19,876    28,329    19,988      19,788    28,329
      9          15,513     22,002      21,802    28,329    21,881      21,681    28,329
     10          16,289     24,126      24,126    28,329    23,982      23,982    28,329
     11          17,103     26,552      26,552    28,676    26,380      26,380    28,491
     12          17,959     29,251      29,251    31,299    29,061      29,061    31,096
     13          18,856     32,210      32,210    34,465    32,001      32,001    34,241
     14          19,799     35,470      35,470    37,598    35,239      35,239    37,354
     15          20,789     39,041      39,041    41,384    38,786      38,786    41,114
     16          21,829     42,978      42,978    45,128    42,698      42,698    44,834
     17          22,920     47,300      47,300    49,666    46,980      46,980    49,329
     18          24,066     52,089      52,089    54,694    51,688      51,688    54,273
     19          25,270     57,364      57,364    60,232    56,825      56,825    59,667
     20          26,533     63,172      63,172    66,331    62,420      62,420    65,541
     25          33,864     102,322    102,322   107,439    98,392      98,392   103,312
     35          55,160     268,443    268,443   271,128   245,419     245,419   247,874

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

58                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,988       9,238   28,329      9,988       9,238   28,329
      2          11,025     10,372       9,622   28,329     10,372       9,622   28,329
      3          11,576     10,749       9,999   28,329     10,749       9,999   28,329
      4          12,155     11,131      10,531   28,329     11,114      10,514   28,329
      5          12,763     11,527      10,927   28,329     11,462      10,862   28,329
      6          13,401     11,938      11,538   28,329     11,788      11,388   28,329
      7          14,071     12,365      11,965   28,329     12,083      11,683   28,329
      8          14,775     12,809      12,609   28,329     12,337      12,137   28,329
      9          15,513     13,269      13,069   28,329     12,537      12,337   28,329
     10          16,289     13,747      13,747   28,329     12,667      12,667   28,329
     11          17,103     14,293      14,293   28,329     12,730      12,730   28,329
     12          17,959     14,863      14,863   28,329     12,689      12,689   28,329
     13          18,856     15,456      15,456   28,329     12,521      12,521   28,329
     14          19,799     16,074      16,074   28,329     12,198      12,198   28,329
     15          20,789     16,718      16,718   28,329     11,682      11,682   28,329
     16          21,829     17,389      17,389   28,329     10,919      10,919   28,329
     17          22,920     18,088      18,088   28,329      9,833       9,833   28,329
     18          24,066     18,817      18,817   28,329      8,317       8,317   28,329
     19          25,270     19,576      19,576   28,329      6,224       6,224   28,329
     20          26,533     20,367      20,367   28,329      3,347       3,347   28,329
     25          33,864     24,848      24,848   28,329         --          --       --
     35          55,160     37,109      37,109   37,481         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   59
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329
   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.60% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUM      ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,475      8,725    28,329      9,475      8,725    28,329
      2          11,025      9,329      8,579    28,329      9,329      8,579    28,329
      3          11,576      9,160      8,410    28,329      9,157      8,407    28,329
      4          12,155      8,993      8,393    28,329      8,955      8,355    28,329
      5          12,763      8,829      8,229    28,329      8,715      8,115    28,329
      6          13,401      8,668      8,268    28,329      8,430      8,030    28,329
      7          14,071      8,509      8,109    28,329      8,087      7,687    28,329
      8          14,775      8,352      8,152    28,329      7,671      7,471    28,329
      9          15,513      8,198      7,998    28,329      7,164      6,964    28,329
     10          16,289      8,045      8,045    28,329      6,542      6,542    28,329
     11          17,103      7,923      7,923    28,329      5,787      5,787    28,329
     12          17,959      7,803      7,803    28,329      4,859      4,859    28,329
     13          18,856      7,683      7,683    28,329      3,720      3,720    28,329
     14          19,799      7,566      7,566    28,329      2,323      2,323    28,329
     15          20,789      7,449      7,449    28,329        607        607    28,329
     16          21,829      7,334      7,334    28,329         --         --        --
     17          22,920      7,220      7,220    28,329         --         --        --
     18          24,066      7,107      7,107    28,329         --         --        --
     19          25,270      6,996      6,996    28,329         --         --        --
     20          26,533      6,886      6,886    28,329         --         --        --
     25          33,864      6,354      6,354    28,329         --         --        --
     35          55,160      5,379      5,379    28,329         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Separate Account Five and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, International Advisers Fund Sub-Account, Small Company Fund Sub-Account and MidCap Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account
Five) (the Accounts) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended (except for the MidCap Fund Sub-Account which reflects the period from inception, July 15, 1997, to December 31, 1997 and the Small Company Fund Sub-Account which reflects the year ended December 31, 1997 and the period from inception, August 9, 1996, to December 31,
1996). These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, International Advisers Fund Sub-Account, Small Company Fund Sub-Account and MidCap Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account
Five) as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended (except for the MidCap Fund Sub-Account which reflects the period from inception, July 15, 1997, to December 31, 1997 and the Small Company Fund Sub-Account which reflects the year ended December 31, 1997 and the period from inception, August 9, 1996, to December 31, 1996) in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

                      This page intentionally left blank.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                             MONEY
                                                BOND FUND    STOCK FUND   MARKET FUND  ADVISERS FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   -----------  -----------  -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                          3,097,966
    Cost                          $ 3,123,634
    Market Value.............................  $3,252,102        --           --            --
  Hartford Stock Fund, Inc.
    Shares                          6,282,012
    Cost                          $25,403,204
    Market Value.............................      --        $32,184,802      --            --
  HVA Money Market Fund, Inc.
    Shares                         11,007,872
    Cost                          $11,007,872
    Market Value.............................      --            --       $11,007,872       --
  Hartford Advisers Fund, Inc.
    Shares                         16,136,729
    Cost                          $34,427,039
    Market Value.............................      --            --           --        $40,773,414
  Hartford Capital Appreciation Fund, Inc.
    Shares                          9,335,313
    Cost                          $34,763,335
    Market Value.............................      --            --           --            --
  Hartford Mortgage Securities Fund, Inc.
    Shares                          1,514,384
    Cost                          $ 1,619,425
    Market Value.............................      --            --           --            --
  Hartford Index Fund, Inc.
    Shares                          3,710,121
    Cost                          $ 8,592,499
    Market Value.............................      --            --           --            --
  Hartford International Opportunities Fund,
   Inc.
    Shares                          9,277,915
    Cost                          $12,502,555
    Market Value.............................      --            --           --            --
  Hartford Dividend and Growth Fund, Inc.
    Shares                         11,973,364
    Cost                          $18,457,333
    Market Value.............................      --            --           --            --
  Hartford International Advisers Fund, Inc.
    Shares                          2,096,953
    Cost                          $ 2,427,278
    Market Value.............................      --            --           --            --
  Hartford Small Company, Inc.
    Shares                            822,909
    Cost                           $  996,331
    Market Value.............................      --            --           --            --
  Hartford MidCap Fund, Inc.
    Shares                             80,641
    Cost                           $   88,716
    Market Value.............................      --            --           --            --
  Due from ITT Hartford Life and Annuity
   Insurance Company.........................      23,003           152       --             23,216
  Receivable from fund shares sold...........      --                 1       45,952        --
                                               -----------   -----------  -----------  -------------
  Total Assets...............................   3,275,105    32,184,955   11,053,824     40,796,630
                                               -----------   -----------  -----------  -------------
LIABILITIES:
  Due to ITT Hartford Life and Annuity
   Insurance Company.........................      --            --           45,980        --
  Payable for fund shares purchased..........      23,000        --           --             23,000
                                               -----------   -----------  -----------  -------------
  Total Liabilities..........................      23,000        --           45,980         23,000
                                               -----------   -----------  -----------  -------------
  Net Assets (variable life contract
   liabilities)..............................  $3,252,105    $32,184,955  $11,007,844   $40,773,630
                                               -----------   -----------  -----------  -------------
                                               -----------   -----------  -----------  -------------

  Units Owned by Participants................   2,382,821    14,843,994    9,409,604     22,025,977
  Unit Values................................  $ 1.364813    $ 2.168214   $ 1.169852    $  1.851161

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                    CAPITAL           MORTGAGE                      INTERNATIONAL      DIVIDEND AND
                                               APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                               -----------------   ---------------   -----------  ------------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                          3,097,966
    Cost                          $ 3,123,634
    Market Value.............................        --                 --               --             --                 --
  Hartford Stock Fund, Inc.
    Shares                          6,282,012
    Cost                          $25,403,204
    Market Value.............................        --                 --               --             --                 --
  HVA Money Market Fund, Inc.
    Shares                         11,007,872
    Cost                          $11,007,872
    Market Value.............................        --                 --               --             --                 --
  Hartford Advisers Fund, Inc.
    Shares                         16,136,729
    Cost                          $34,427,039
    Market Value.............................        --                 --               --             --                 --
  Hartford Capital Appreciation Fund, Inc.
    Shares                          9,335,313
    Cost                          $34,763,335
    Market Value.............................     $41,166,087           --               --             --                 --
  Hartford Mortgage Securities Fund, Inc.
    Shares                          1,514,384
    Cost                          $ 1,619,425
    Market Value.............................        --              $1,641,260          --             --                 --
  Hartford Index Fund, Inc.
    Shares                          3,710,121
    Cost                          $ 8,592,499
    Market Value.............................        --                 --           $10,676,648        --                 --
  Hartford International Opportunities Fund,
   Inc.
    Shares                          9,277,915
    Cost                          $12,502,555
    Market Value.............................        --                 --               --          $12,009,862           --
  Hartford Dividend and Growth Fund, Inc.
    Shares                         11,973,364
    Cost                          $18,457,333
    Market Value.............................        --                 --               --             --             $23,375,933
  Hartford International Advisers Fund, Inc.
    Shares                          2,096,953
    Cost                          $ 2,427,278
    Market Value.............................        --                 --               --             --                 --
  Hartford Small Company, Inc.
    Shares                            822,909
    Cost                           $  996,331
    Market Value.............................        --                 --               --             --                 --
  Hartford MidCap Fund, Inc.
    Shares                             80,641
    Cost                           $   88,716
    Market Value.............................        --                 --               --             --                 --
  Due from ITT Hartford Life and Annuity
   Insurance Company.........................        --                       2              86           10,032           --
  Receivable from fund shares sold...........               4           --               --             --                  10,000
                                               -----------------   ---------------   -----------  ------------------   ------------
  Total Assets...............................      41,166,091         1,641,262      10,676,734       12,019,894        23,385,933
                                               -----------------   ---------------   -----------  ------------------   ------------
LIABILITIES:
  Due to ITT Hartford Life and Annuity
   Insurance Company.........................             648           --               --             --                   9,809
  Payable for fund shares purchased..........        --                 --               --               10,000           --
                                               -----------------   ---------------   -----------  ------------------   ------------
  Total Liabilities..........................             648           --               --               10,000             9,809
                                               -----------------   ---------------   -----------  ------------------   ------------
  Net Assets (variable life contract
   liabilities)..............................     $41,165,443        $1,641,262      $10,676,734     $12,009,894       $23,376,124
                                               -----------------   ---------------   -----------  ------------------   ------------
                                               -----------------   ---------------   -----------  ------------------   ------------

  Units Owned by Participants................      21,477,473         1,232,805       4,848,574        9,132,125        10,632,862
  Unit Values................................     $  1.916680        $ 1.331324      $ 2.202036      $  1.315126       $  2.198479

                                               INTERNATIONAL      SMALL         MIDCAP
                                               ADVISERS FUND   COMPANY FUND      FUND
                                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                               -------------   ------------   -----------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                          3,097,966
    Cost                          $ 3,123,634
    Market Value.............................      --              --             --
  Hartford Stock Fund, Inc.
    Shares                          6,282,012
    Cost                          $25,403,204
    Market Value.............................      --              --             --
  HVA Money Market Fund, Inc.
    Shares                         11,007,872
    Cost                          $11,007,872
    Market Value.............................      --              --             --
  Hartford Advisers Fund, Inc.
    Shares                         16,136,729
    Cost                          $34,427,039
    Market Value.............................      --              --             --
  Hartford Capital Appreciation Fund, Inc.
    Shares                          9,335,313
    Cost                          $34,763,335
    Market Value.............................      --              --             --
  Hartford Mortgage Securities Fund, Inc.
    Shares                          1,514,384
    Cost                          $ 1,619,425
    Market Value.............................      --              --             --
  Hartford Index Fund, Inc.
    Shares                          3,710,121
    Cost                          $ 8,592,499
    Market Value.............................      --              --             --
  Hartford International Opportunities Fund,
   Inc.
    Shares                          9,277,915
    Cost                          $12,502,555
    Market Value.............................      --              --             --
  Hartford Dividend and Growth Fund, Inc.
    Shares                         11,973,364
    Cost                          $18,457,333
    Market Value.............................      --              --             --
  Hartford International Advisers Fund, Inc.
    Shares                          2,096,953
    Cost                          $ 2,427,278
    Market Value.............................   $2,463,481         --             --
  Hartford Small Company, Inc.
    Shares                            822,909
    Cost                           $  996,331
    Market Value.............................      --           $ 989,310         --
  Hartford MidCap Fund, Inc.
    Shares                             80,641
    Cost                           $   88,716
    Market Value.............................      --              --          $  91,697
  Due from ITT Hartford Life and Annuity
   Insurance Company.........................      --              --             --
  Receivable from fund shares sold...........      --              --             --
                                               -------------   ------------   -----------
  Total Assets...............................    2,463,481        989,310         91,697
                                               -------------   ------------   -----------
LIABILITIES:
  Due to ITT Hartford Life and Annuity
   Insurance Company.........................      --                  17         --
  Payable for fund shares purchased..........      --              --             --
                                               -------------   ------------   -----------
  Total Liabilities..........................      --                  17         --
                                               -------------   ------------   -----------
  Net Assets (variable life contract
   liabilities)..............................   $2,463,481      $ 989,293      $  91,697
                                               -------------   ------------   -----------
                                               -------------   ------------   -----------
  Units Owned by Participants................    1,802,863        849,968         88,219
  Unit Values................................   $ 1.366427      $1.163918      $1.039425

SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                              MONEY
                                                BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..................................   $156,755     $   274,037    $632,382      $  789,490
EXPENSES:
  Mortality and expense undertakings.........     --             --           --             --
                                               -----------   -----------   -----------   -------------
    Net investment income....................    156,755         274,037     632,382         789,490
                                               -----------   -----------   -----------   -------------
CAPITAL GAINS INCOME.........................     --             904,272      --           1,045,984
                                               -----------   -----------   -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................        894          12,939      --               3,344
  Net unrealized appreciation (depreciation)
   of investments during the period..........    118,897       4,902,064      --           4,613,047
                                               -----------   -----------   -----------   -------------
    Net gain (loss) on investments...........    119,791       4,915,003      --           4,616,391
                                               -----------   -----------   -----------   -------------
    Net increase (decrease) in net assets
     resulting from operations...............   $276,546     $ 6,093,312    $632,382      $6,451,865
                                               -----------   -----------   -----------   -------------
                                               -----------   -----------   -----------   -------------

* From inception, July 15, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

                                                    CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                                               APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                               -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..................................     $  190,756           $79,693       $   116,095       $ 108,028         $  324,234
EXPENSES:
  Mortality and expense undertakings.........       --                 --                --             --                  --
                                               -----------------       -------       -----------      ----------        ------------
    Net investment income....................        190,756            79,693           116,095         108,028            324,234
                                               -----------------       -------       -----------      ----------        ------------
CAPITAL GAINS INCOME.........................      1,971,454           --                474,812         587,257            328,863
                                               -----------------       -------       -----------      ----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................          4,174               141            (3,017)         (1,502)            (3,678)
  Net unrealized appreciation (depreciation)
   of investments during the period..........      4,126,792            18,347         1,522,964        (918,735)         3,808,104
                                               -----------------       -------       -----------      ----------        ------------
    Net gain (loss) on investments...........      4,130,966            18,488         1,519,947        (920,237)         3,804,426
                                               -----------------       -------       -----------      ----------        ------------
    Net increase (decrease) in net assets
     resulting from operations...............     $6,293,176           $98,181       $ 2,110,854       $(224,952)        $4,457,523
                                               -----------------       -------       -----------      ----------        ------------
                                               -----------------       -------       -----------      ----------        ------------

                                               INTERNATIONAL      SMALL          MIDCAP
                                               ADVISERS FUND   COMPANY FUND       FUND
                                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*
                                               -------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..................................     $72,657        $   449         $   82
EXPENSES:
  Mortality and expense undertakings.........      --             --             --
                                               -------------   ------------      ------
    Net investment income....................      72,657            449             82
                                               -------------   ------------      ------
CAPITAL GAINS INCOME.........................       4,846         44,954         --
                                               -------------   ------------      ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................         691           (415)            (2)
  Net unrealized appreciation (depreciation)
   of investments during the period..........       9,052         (7,085)         2,981
                                               -------------   ------------      ------
    Net gain (loss) on investments...........       9,743         (7,500)         2,979
                                               -------------   ------------      ------
    Net increase (decrease) in net assets
     resulting from operations...............     $87,246        $37,903         $3,061
                                               -------------   ------------      ------
                                               -------------   ------------      ------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                MONEY
                                                BOND FUND     STOCK FUND     MARKET FUND    ADVISERS FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------   ------------   -------------   -------------
OPERATIONS:
  Net investment income......................  $  156,755    $   274,037    $    632,382     $   789,490
  Capital gains income.......................      --            904,272         --            1,045,984
  Net realized gain (loss) on security
   transactions..............................         894         12,939         --                3,344
  Net unrealized appreciation (depreciation)
   of investments during the period..........     118,897      4,902,064         --            4,613,047
                                               -----------   ------------   -------------   -------------
  Net increase (decrease) in net assets
   resulting from operations.................     276,546      6,093,312         632,382       6,451,865
                                               -----------   ------------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases..................................          16         50,244      63,908,110         243,545
  Net transfers..............................   1,318,984     12,296,285     (62,169,665)     13,868,301
  Surrenders.................................     (43,171)    (1,275,425)       (393,227)     (1,057,654)
  Net loan activity..........................     (15,758)       (97,878)     (2,491,658)        (64,323)
  Cost of insurance..........................     (16,113)      (151,064)       (109,762)       (204,969)
                                               -----------   ------------   -------------   -------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........   1,243,958     10,822,162      (1,256,202)     12,784,900
                                               -----------   ------------   -------------   -------------
  Total increase (decrease) in net assets....   1,520,504     16,915,474        (623,820)     19,236,765
NET ASSETS:
  Beginning of period........................   1,731,601     15,269,481      11,631,664      21,536,865
                                               -----------   ------------   -------------   -------------
  End of period..............................  $3,252,105    $32,184,955    $ 11,007,844     $40,773,630
                                               -----------   ------------   -------------   -------------
                                               -----------   ------------   -------------   -------------

* From inception, July 15, 1997 to December 31, 1997.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                MONEY
                                                BOND FUND     STOCK FUND     MARKET FUND    ADVISERS FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------   ------------   -------------   -------------
OPERATIONS:
  Net investment income......................  $   61,277    $   140,710    $    404,912     $   357,873
  Capital gains income.......................      --            185,013         --              116,357
  Net realized (loss) gain on security
   transactions..............................        (451)           524         --                  415
  Net unrealized appreciation of investments
   during the period.........................       2,527      1,657,996         --            1,542,513
                                               -----------   ------------   -------------   -------------
  Net increase in net assets resulting from
   operations................................      63,353      1,984,243         404,912       2,017,158
                                               -----------   ------------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases..................................      --                 29      68,474,293          17,409
  Net transfers..............................   1,407,699      9,799,913     (59,831,330)     15,943,206
  Surrenders.................................     (40,106)      (233,750)       (203,050)       (281,648)
  Net loan activity..........................      --            (71,384)     (1,787,588)        (82,526)
  Cost of insurance..........................      (5,636)       (53,381)        (82,442)        (79,595)
                                               -----------   ------------   -------------   -------------
  Net increase in net assets resulting from
   unit transactions.........................   1,361,957      9,441,427       6,569,883      15,516,846
                                               -----------   ------------   -------------   -------------
  Total increase in net assets...............   1,425,310     11,425,670       6,974,795      17,534,004
NET ASSETS:
  Beginning of period........................     306,291      3,843,811       4,656,869       4,002,861
                                               -----------   ------------   -------------   -------------
  End of period..............................  $1,731,601    $15,269,481    $ 11,631,664     $21,536,865
                                               -----------   ------------   -------------   -------------
                                               -----------   ------------   -------------   -------------
** From inception, August 9, 1996 to December 31, 1996.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                    CAPITAL            MORTGAGE                            INTERNATIONAL
                                               APPRECIATION FUND    SECURITIES FUND      INDEX FUND      OPPORTUNITIES FUND
                                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                               -----------------   -----------------   ---------------   ------------------
OPERATIONS:
  Net investment income......................     $   190,756         $   79,693         $   116,095        $   108,028
  Capital gains income.......................       1,971,454           --                   474,812            587,257
  Net realized gain (loss) on security
   transactions..............................           4,174                141              (3,017)            (1,502)
  Net unrealized appreciation (depreciation)
   of investments during the period..........       4,126,792             18,347           1,522,964           (918,735)
                                               -----------------   -----------------   ---------------   ------------------
  Net increase (decrease) in net assets
   resulting from operations.................       6,293,176             98,181           2,110,854           (224,952)
                                               -----------------   -----------------   ---------------   ------------------
UNIT TRANSACTIONS:
  Purchases..................................         103,255           --                        27             40,040
  Net transfers..............................      12,570,924            882,849           3,834,337          6,039,925
  Surrenders.................................      (1,417,215)           (17,802)           (430,212)          (433,918)
  Net loan activity..........................         (35,024)             4,385             (42,196)           (14,211)
  Cost of insurance..........................        (204,886)            (7,440)            (51,934)           (63,263)
                                               -----------------   -----------------   ---------------   ------------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........      11,017,054            861,992           3,310,022          5,568,573
                                               -----------------   -----------------   ---------------   ------------------
  Total increase (decrease) in net assets....      17,310,230            960,173           5,420,876          5,343,621
NET ASSETS:
  Beginning of period........................      23,855,213            681,089           5,255,858          6,666,273
                                               -----------------   -----------------   ---------------   ------------------
  End of period..............................     $41,165,443         $1,641,262         $10,676,734        $12,009,894
                                               -----------------   -----------------   ---------------   ------------------
                                               -----------------   -----------------   ---------------   ------------------

* From inception, July 15, 1997 to December 31, 1997.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                    CAPITAL            MORTGAGE                            INTERNATIONAL
                                               APPRECIATION FUND    SECURITIES FUND      INDEX FUND      OPPORTUNITIES FUND
                                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                               -----------------   -----------------   ---------------   ------------------
OPERATIONS:
  Net investment income......................     $   100,190         $   24,643         $    56,990        $    75,641
  Capital gains income.......................         542,857           --                    18,617             46,012
  Net realized (loss) gain on security
   transactions..............................          (2,788)              (687)              3,838                (26)
  Net unrealized appreciation of investments
   during the period.........................       2,060,719                577             523,283            366,466
                                               -----------------   -----------------   ---------------   ------------------
  Net increase in net assets resulting from
   operations................................       2,700,978             24,533             602,728            488,093
                                               -----------------   -----------------   ---------------   ------------------
UNIT TRANSACTIONS:
  Purchases..................................              29           --                  --                 --
  Net transfers..............................      14,180,908            513,118           4,159,498          5,005,094
  Surrenders.................................        (360,928)           (14,119)            (66,581)          (107,782)
  Net loan activity..........................         (88,831)                (1)            (65,105)           (24,312)
  Cost of insurance..........................         (88,601)            (2,230)            (18,114)           (23,891)
                                               -----------------   -----------------   ---------------   ------------------
  Net increase in net assets resulting from
   unit transactions.........................      13,642,577            496,768           4,009,698          4,849,109
                                               -----------------   -----------------   ---------------   ------------------
  Total increase in net assets...............      16,343,555            521,301           4,612,426          5,337,202
NET ASSETS:
  Beginning of period........................       7,511,658            159,788             643,432          1,329,071
                                               -----------------   -----------------   ---------------   ------------------
  End of period..............................     $23,855,213         $  681,089         $ 5,255,858        $ 6,666,273
                                               -----------------   -----------------   ---------------   ------------------
                                               -----------------   -----------------   ---------------   ------------------
** From inception, August 9, 1996 to December 31, 1996.

                                                  DIVIDEND AND      INTERNATIONAL      SMALL         MIDCAP
                                                  GROWTH FUND       ADVISERS FUND   COMPANY FUND      FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*
                                               ------------------   -------------   ------------   -----------
OPERATIONS:
  Net investment income......................     $   324,234        $   72,657       $    449       $    82
  Capital gains income.......................         328,863             4,846         44,954        --
  Net realized gain (loss) on security
   transactions..............................          (3,678)              691           (415)           (2)
  Net unrealized appreciation (depreciation)
   of investments during the period..........       3,808,104             9,052         (7,085)        2,981
                                               ------------------   -------------   ------------   -----------
  Net increase (decrease) in net assets
   resulting from operations.................       4,457,523            87,246         37,903         3,061
                                               ------------------   -------------   ------------   -----------
UNIT TRANSACTIONS:
  Purchases..................................             156               136         --             1,000
  Net transfers..............................       9,250,118         1,063,784        956,329        87,826
  Surrenders.................................        (388,933)          (57,314)       (12,652)         (110)
  Net loan activity..........................        (126,702)          (23,857)        (1,427)       --
  Cost of insurance..........................        (107,665)          (13,409)        (2,262)          (80)
                                               ------------------   -------------   ------------   -----------
  Net increase (decrease) in net assets
   resulting from unit transactions..........       8,626,974           969,340        939,988        88,636
                                               ------------------   -------------   ------------   -----------
  Total increase (decrease) in net assets....      13,084,497         1,056,586        977,891        91,697
NET ASSETS:
  Beginning of period........................      10,291,627         1,406,895         11,402        --
                                               ------------------   -------------   ------------   -----------
  End of period..............................     $23,376,124        $2,463,481       $989,293       $91,697
                                               ------------------   -------------   ------------   -----------
                                               ------------------   -------------   ------------   -----------
* From inception, July 15, 1997 to December 3
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                  DIVIDEND AND      INTERNATIONAL      SMALL
                                                  GROWTH FUND       ADVISERS FUND   COMPANY FUND
                                                  SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT**
                                               ------------------   -------------   ------------
OPERATIONS:
  Net investment income......................     $   128,284        $   33,540       $      1
  Capital gains income.......................          41,509            28,341         --
  Net realized (loss) gain on security
   transactions..............................            (280)               38         --
  Net unrealized appreciation of investments
   during the period.........................         967,296            22,219             64
                                               ------------------   -------------   ------------
  Net increase in net assets resulting from
   operations................................       1,136,809            84,138             65
                                               ------------------   -------------   ------------
UNIT TRANSACTIONS:
  Purchases..................................        --                 --               1,000
  Net transfers..............................       7,624,232         1,187,324         10,337
  Surrenders.................................        (155,061)          (10,618)        --
  Net loan activity..........................         (39,663)           (7,147)        --
  Cost of insurance..........................         (32,690)           (4,435)        --
                                               ------------------   -------------   ------------
  Net increase in net assets resulting from
   unit transactions.........................       7,396,818         1,165,124         11,337
                                               ------------------   -------------   ------------
  Total increase in net assets...............       8,533,627         1,249,262         11,402
NET ASSETS:
  Beginning of period........................       1,758,000           157,633         --
                                               ------------------   -------------   ------------
  End of period..............................     $10,291,627        $1,406,895       $ 11,402
                                               ------------------   -------------   ------------
                                               ------------------   -------------   ------------
** From inception, August 9, 1996 to December

--------------------------------------------------------------------------------

                             SEPARATE ACCOUNT FIVE
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-one sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford Mutual Funds (the Funds). The thirteen sub-accounts which invest in Dean Witter Select Dimensions Portfolios and the sixteen sub-accounts which invest in Putnam VT are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of The Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because the differences in accounting practices as described in
Note 1 are material, the statutory financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1997.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1997 and 1996, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         STATUTORY STATEMENTS OF INCOME

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                    ----------------------------------
                                                       1997        1996        1995
                                                    ----------  ----------  ----------
                                                                  ($000)
Revenues
  Premiums and annuity considerations.............  $  296,645  $  250,244  $  165,792
  Annuity and other fund deposits.................   1,981,246   1,897,347   1,087,661
  Net investment income...........................     102,285      98,441      78,787
  Commissions and expense allowances on
   reinsurance ceded..............................     396,921     370,637     183,380
  Reserve adjustment on reinsurance ceded.........   3,672,076   3,864,395   1,879,785
  Other revenues..................................     288,632     161,906     140,796
                                                    ----------  ----------  ----------
    Total Revenues................................   6,737,805   6,642,970   3,536,201
                                                    ----------  ----------  ----------
Benefits and Expenses
  Death and annuity benefits......................      66,013      60,111      53,029
  Surrenders and other benefit payments...........     461,733     276,720     221,392
  Commissions and other expenses..................     564,240     491,720     236,202
  Increase in aggregate reserves for future
   benefits.......................................      33,213      27,351      94,253
  Increase in liability for premium and other
   deposit funds..................................     640,006     207,156     460,124
  Net transfers to Separate Accounts..............   4,914,980   5,492,964   2,414,669
                                                    ----------  ----------  ----------
    Total Benefits and Expenses...................   6,680,185   6,556,022   3,479,669
                                                    ----------  ----------  ----------
Net Gain from Operations Before Federal Income
 Taxes............................................      57,620      86,948      56,532
  Federal income tax (benefit) expense............     (14,878)     19,360      14,048
                                                    ----------  ----------  ----------
Net Gain from Operations..........................      72,498      67,588      42,484
  Net realized capital gains, after tax...........       1,544         407         374
                                                    ----------  ----------  ----------
Net Income........................................  $   74,042  $   67,995  $   42,858
                                                    ----------  ----------  ----------
                                                    ----------  ----------  ----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATUTORY BALANCE SHEETS

                                                       AS OF DECEMBER 31,
                                                    ------------------------
                                                       1997         1996
                                                    -----------  -----------
                                                             ($000)
Assets
  Bonds...........................................  $ 1,501,311  $ 1,268,480
  Common stocks...................................       64,408       44,996
  Mortgage loans..................................       85,103            0
  Policy loans....................................       36,533       28,853
  Cash and short-term investments.................      309,432      176,830
  Other invested assets...........................       20,942        2,858
                                                    -----------  -----------
    Total cash and invested assets................    2,017,729    1,522,017
                                                    -----------  -----------
  Investment income due and accrued...............       15,878       14,555
  Premium balances receivable.....................          389          373
  Receivables from affiliates.....................        1,269          257
  Other assets....................................       22,788       19,099
  Separate Account assets.........................   23,208,728   14,619,324
                                                    -----------  -----------
    Total Assets..................................  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------
Liabilities
  Aggregate reserves for future benefits..........  $   605,183  $   571,970
  Policy and contract claims......................        5,672        6,806
  Liability for premium and other deposit funds...    1,795,149    1,155,143
  Asset valuation reserve.........................       13,670        7,442
  Payable to affiliates...........................       20,972       10,022
  Other liabilities...............................     (754,393)    (498,195)
  Separate Account liabilities....................   23,208,728   14,619,324
                                                    -----------  -----------
    Total liabilities.............................   24,894,981   15,872,512
                                                    -----------  -----------
Capital and Surplus
  Common stock....................................        2,500        2,500
  Gross paid-in and contributed surplus...........      226,043      226,043
  Unassigned funds................................      143,257       74,570
                                                    -----------  -----------
    Total capital and surplus.....................      371,800      303,113
                                                    -----------  -----------
  Total liabilities, capital and surplus..........  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1997        1996        1995
                                                    ---------   ---------   ---------
                                                                 ($000)

Capital and surplus -- beginning of year            $ 303,113   $ 238,334   $  91,285
                                                    ---------   ---------   ---------
  Net income......................................     74,042      67,995      42,858
  Change in net unrealized capital gains (losses)
   on common stocks and other invested assets.....      2,186      (5,171)      1,709
  Change in asset valuation reserve...............     (6,228)        568      (5,588)
  Change in non-admitted assets...................     (1,313)      1,387      (1,944)
  Aggregate write-ins for surplus (See Note 3)....          0           0       8,080
  Dividends to shareholder........................          0           0     (10,000)
  Paid-in surplus.................................          0           0     111,934
                                                    ---------   ---------   ---------
  Change in capital and surplus...................     68,687      64,779     147,049
                                                    ---------   ---------   ---------
  Capital and surplus -- end of year..............  $ 371,800   $ 303,113   $ 238,334
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------
                                                       1997          1996          1995
                                                    -----------   -----------   -----------
                                                                    ($000)
Operations
  Premiums, annuity considerations and fund
   deposits.......................................  $ 2,277,874   $ 2,147,627   $ 1,253,511
  Investment income...............................      101,991       106,178        78,328
  Other income....................................    4,381,718     4,396,892     2,253,466
                                                    -----------   -----------   -----------
    Total income..................................    6,761,583     6,650,697     3,585,305
                                                    -----------   -----------   -----------
  Benefits Paid...................................      529,733       338,998       277,965
  Federal income taxes (received) paid on
   operations.....................................      (14,499)       28,857       208,423
  Other expenses..................................    5,754,725     6,254,139     2,664,385
                                                    -----------   -----------   -----------
  Total benefits and expenses.....................    6,269,959     6,621,994     3,150,773
                                                    -----------   -----------   -----------
  Net cash from operations........................      491,624        28,703       434,532
                                                    -----------   -----------   -----------
Proceeds from Investments
  Bonds...........................................      614,413       871,019       287,941
  Common stocks...................................       11,481        72,100            52
  Other...........................................          152            10            28
                                                    -----------   -----------   -----------
    Net investment proceeds.......................      626,046       943,129       288,021
                                                    -----------   -----------   -----------
Taxes Paid on Capital Gains.......................            0           936           226
Paid-In Surplus...................................            0             0       111,934
  Other Cash Provided.............................            0        41,998        28,199
                                                    -----------   -----------   -----------
    Total Proceeds................................    1,117,670     1,012,894       862,460
                                                    -----------   -----------   -----------
Cost of Investments Acquired
  Bonds...........................................      848,267       914,523       720,521
  Common stocks...................................       28,302        82,495        35,794
  Mortgage loans..................................       85,103             0             0
  Miscellaneous applications......................       18,548           130         2,146
                                                    -----------   -----------   -----------
    Total Investments Acquired....................      980,220       997,148       758,461
                                                    -----------   -----------   -----------
Other Cash Applied
  Dividends paid to stockholders..................            0             0        10,000
  Other...........................................        4,848        12,220         5,007
                                                    -----------   -----------   -----------
    Total other cash applied......................        4,848        12,220        15,007
                                                    -----------   -----------   -----------
      Total applications..........................      985,068     1,009,368       773,468
                                                    -----------   -----------   -----------
Net Change in Cash and Short-Term Investments.....      132,602         3,526        88,992
  Cash and Short-Term Investments, Beginning of
   Year...........................................      176,830       173,304        84,312
                                                    -----------   -----------   -----------
  Cash and Short-Term Investments, End of Year....  $   309,432   $   176,830   $   173,304
                                                    -----------   -----------   -----------
                                                    -----------   -----------   -----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates are for determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

--------------------------------------------------------------------------------

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, 1997, 1996 and 1995, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Net Income...............  $     58,050   $   41,202   $   38,821
Amortization and
 deferral of policy
 acquisition costs............      (345,658)    (341,572)    (174,341)
Change in unearned revenue
 reserve......................         4,641       55,504       32,300
Deferred taxes................        47,113        2,090        2,801
Separate accounts.............       282,818      306,978      146,635
Other, net....................        27,078        3,793       (3,358)
                                ------------   ----------   ----------
Statutory Net Income..........  $     74,042   $   67,995   $   42,858
                                ------------   ----------   ----------
                                ------------   ----------   ----------

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Capital and
 Surplus......................  $    570,469   $  503,887   $  455,541
Deferred policy acquisition
 costs........................    (1,283,771)    (938,114)    (596,542)
Unearned revenue reserve......       134,789      130,148       74,644
Deferred taxes................        64,522       12,823        1,493
Separate accounts.............       923,040      640,101      333,123
Asset valuation reserve.......       (13,670)      (7,442)      (8,010)
Unrealized gains (losses) on
 bonds........................        13,943        5,112       (1,696)
Adjustment relating to Lyndon
 contribution (see Note 3)....       (41,277)     (41,277)     (41,277)
Other, net....................         3,755       (2,125)      21,058
                                ------------   ----------   ----------
Statutory Capital and
 Surplus......................  $    371,800   $  303,113   $  238,334
                                ------------   ----------   ----------
                                ------------   ----------   ----------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Statements of Income.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased by $6,228 in 1997, decreased by $568 in 1996 and increased by $5,588 in 1995. Additionally, the Interest Maintenance Reserve

--------------------------------------------------------------------------------

("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital losses reclassified from the IMR was $719 in 1997 and the amount of net capital gains reclassified was $1,413 and $39 in 1996 and 1995, respectively. The amount of income amortized was $85, $392 and $256 in 1997, 1996 and 1995, respectively.

OTHER LIABILITIES
    The amount reflected in other liabilities includes a receivable from the separate accounts of $923 million and $640 million as of December 31, 1997 and 1996, respectively. The balances are classified in accordance with NAIC accounting practices.

MORTGAGE LOANS
    Mortgage loans, carried at cost, which approximates fair value, include investments in assets backed by mortgage loan pools.

 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                  1997     1996      1995
                                --------  -------  --------
Interest income from bonds and
 short-term investments.......  $100,475  $89,940  $ 76,100
Interest income from policy
 loans........................     1,958    1,846     1,504
Interest and dividends from
 other investments............     1,005    7,864     2,288
                                --------  -------  --------
Gross investment income.......   103,438   99,650    79,892
Less: investment expenses.....     1,153    1,209     1,105
                                --------  -------  --------
Net investment income.........  $102,285  $98,441  $ 78,787
                                --------  -------  --------
                                --------  -------  --------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                        1997     1996      1995
                                      --------  -------  --------
Gross unrealized capital gains at
 end of year........................  $    537  $   713  $  1,724
Gross unrealized capital losses at
 end of year........................    (1,820)  (4,160)        0
                                      --------  -------  --------
Net unrealized capital (losses)
 gains..............................    (1,283)  (3,447)    1,724
Balance at beginning of year........    (3,447)   1,724        15
                                      --------  -------  --------
Change in net unrealized capital
 gains (losses) on common stocks....  $  2,164  $(5,171) $  1,709
                                      --------  -------  --------
                                      --------  -------  --------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                       1997      1996       1995
                                      -------  --------   --------
Gross unrealized capital gains at
 end of year........................  $23,357  $ 11,821   $ 22,251
Gross unrealized capital losses at
 end of year........................   (1,906)   (3,842)    (1,374)
                                      -------  --------   --------
Net unrealized capital gains........   21,451     7,979     20,877
Balance at beginning of year........    7,979    20,877     33,732
                                      -------  --------   --------
Change in net unrealized capital
 gains (losses) on bonds and
 short-term investments.............  $13,472  $(12,898)  $ 54,609
                                      -------  --------   --------
                                      -------  --------   --------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS

                                            1997      1996     1995
                                           -------   -------  ------
Bonds and short-term investments.........  $  (120)  $ 2,756  $   56
Common stocks............................        0         0      52
Real estate and other....................      114         0       0
                                           -------   -------  ------
Realized capital (losses) gains..........       (6)    2,756     208
Capital gains (benefit) tax..............     (831)      936    (205)
                                           -------   -------  ------
Net realized capital gains, after tax....      825     1,820     413
Less: IMR capital (losses) gains.........     (719)    1,413      39
                                           -------   -------  ------
Net realized capital gains...............  $ 1,544   $   407  $  374
                                           -------   -------  ------
                                           -------   -------  ------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1997 and 1996.

(F) CONCENTRATION OF CREDIT RISK

    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    11,114     $    55      $   (51)   $    11,118
  Guaranteed and sponsored -- asset-backed...       55,506       1,056         (269)        56,293
States, municipalities and political
 subdivisions................................       26,404         329            0         26,733
International governments....................        7,609         500            0          8,109
Public utilities.............................       73,024         754         (132)        73,646
All other corporate..........................      517,715      14,110         (704)       531,121
All other corporate -- asset-backed..........      630,069       5,005         (739)       634,335
Short-term investments.......................      277,330          33           (8)       277,355
Certificates of deposit......................       93,770       1,515           (3)        95,282
Parents, subsidiaries and affiliates.........       86,100           0            0         86,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,778,641     $23,357      $(1,906)   $ 1,800,092
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    30,307     $   537      $     0    $    30,844
Common stock -- affiliated...................       35,384           0       (1,820)        33,564
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    65,691     $   537      $(1,820)   $    64,408
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    58,761     $     6      $  (195)   $    58,572
  Guaranteed and sponsored -- asset-backed...       78,237       1,477         (609)        79,105
States, municipalities and political
 subdivisions................................       25,958         163           (2)        26,119
International governments....................        7,447         205            0          7,652
Public utilities.............................       70,116         396         (424)        70,088
All other corporate..........................      410,530       6,357       (1,355)       415,532
All other corporate -- asset-backed..........      485,953       2,654       (1,081)       487,526
Short-term investments.......................      148,094           0          (66)       148,028
Certificates of deposit......................       83,378         563         (110)        83,831
Parents, subsidiaries and affiliates.........       48,100           0            0         48,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,416,574     $11,821      $(3,842)   $ 1,424,553
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    13,064     $   713      $     0    $    13,777
Common stock -- affiliated...................       35,379           0       (4,160)        31,219
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    48,443     $   713      $(4,160)   $    44,996
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

    The amortized cost and estimated fair value of bonds and short-term investments at December 31, 1997 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

--------------------------------------------------------------------------------

over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                               AMORTIZED    ESTIMATED
MATURITY                                          COST     FAIR VALUE
---------------------------------------------  ----------  -----------
Due in one year or less......................  $  424,518  $   696,203
Due after one year through five years........     586,980      708,365
Due after five years through ten years.......     451,963      295,896
Due after ten years..........................     315,180       99,628
                                               ----------  -----------
  Total......................................  $1,778,641  $ 1,800,092
                                               ----------  -----------
                                               ----------  -----------

    Proceeds from sales of investments in bonds and short-term investments during 1997, 1996 and 1995 were $367,626, $668,078 and $313,961, respectively, resulting in gross realized gains of $964, $3,675 and $1,419, respectively, and gross realized losses of $1,084, $919 and $1,263, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS

    BALANCE SHEET ITEMS (IN MILLIONS):

                                                      1997                 1996
                                               ------------------   ------------------
                                               CARRYING    FAIR     CARRYING    FAIR
                                                AMOUNT     VALUE     AMOUNT     VALUE
                                               --------   -------   --------   -------
ASSETS
  Bonds and short-term investments...........   $1,778    $ 1,800    $1,417    $ 1,425
  Common stocks..............................       64         64        45         45
  Policy loans...............................       37         37        29         29
  Mortgage loans.............................       85         85         0          0
  Other invested assets......................       21         21         3          3
LIABILITIES
  Liabilities on investment contracts........   $1,911    $ 1,835    $1,245    $ 1,191

    The carrying amounts for policy loans approximates fair value. The fair value of liabilities on investment contracts are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

 3. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its subsidiaries, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.

    For additional information, see Note 5.

 4. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes (received) paid by the Company were $(14,499), $29,792 and $215,921 in 1997, 1996 and 1995, respectively. The effective tax rate was (26)%, 22% and 25% in 1997, 1996 and 1995, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions).

                                               1997    1996    1995
                                               -----   -----   -----
Tax provision at U.S. Federal statutory
 rate........................................  $  20   $  30   $  20
Tax deferred acquisition costs...............     25      27       8
Statutory to tax reserve differences.........      1       0       3
Unrealized gain on separate accounts.........    (44)    (21)    (13)
Investments and other........................    (17)    (17)     (4)
                                               -----   -----   -----
Federal income tax (benefit) expense.........  $ (15)  $  19   $  14
                                               -----   -----   -----
                                               -----   -----   -----

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1997 or 1996. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which

--------------------------------------------------------------------------------

exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

 6. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $265, $358, and $1,034 in 1997, 1996 and 1995, respectively. Liabilities for the plan are held by The Hartford.

    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1997, 1996 and 1995.

    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1997, 1996 and 1995.

    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1997, 1996 and 1995.

 7. REINSURANCE:

    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

    Life insurance net retained premiums were comprised of the following:

                                      1997      1996      1995
                                    --------  --------  --------
Direct premiums...................  $266,427  $226,612  $159,918
Premiums assumed..................    51,630    33,817    13,299
Premiums ceded....................   (21,412)  (10,185)   (7,425)
                                    --------  --------  --------
Premiums and annuity
 considerations...................  $296,645  $250,244  $165,792
                                    --------  --------  --------
                                    --------  --------  --------

    The Company cedes to RGA Reinsurance Company, on a modified coinsurance basis, 80% of the variable annuity business written since 1994.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $23.2 billion and $14.6 billion at December 31, 1997 and 1996, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $252 million, $144 million and $72 million in 1997, 1996 and 1995, respectively, and are recorded as a component of other revenues on the Statutory Statements of Income.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1997 and 1996, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,544, $1,262 and $1,684 in 1997, 1996 and 1995,
respectively. ILA incurred guaranteed fund expense of $548 in 1997 and 1996 and $0 in 1995.

                          CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of 59 pages.

     The undertaking to file reports.

     The Rule 484 undertaking.

     The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.

     (A1) Resolution of Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
     (A2)      Not Applicable.

     (A3a)     Principal Underwriting Agreement.(2)

     (A3b)     Forms of Selling Agreements.(2)

     (A3c)     Not applicable.

     (A4)      Not Applicable.

     (A5)      Form of Modified Single Premium Variable Life Insurance
               Policy.(1)

     (A6a)     Certificate of Incorporation of Hartford.

     (A6b)     Bylaws of Hartford.(2)

-------------------------

(1) Incorporated by reference to Post Effective No. 2, to the Registration State File No. 33-83650, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-83650, dated May 1, 1996.

     (A7)      Not Applicable.

     (A8)      Not Applicable.

     (A9)      Not Applicable.

     (A10) Form of Application for Modified Single Premium Variable Life Insurance Policies.1

     (A11)     Memorandum describing transfer and redemption procedures.(1)

(2) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1 (b) or (c) of Part I.

(4)  Not Applicable.

(5)  Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)  Consent of Arthur Andersen LLP, Independent Public Accountants.


(7)  Power of Attorney.


(8)  Not applicable.

                      REPRESENTATION OF REASONABLENESS OF FEES

^ Hartford Life and Annuity Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                            UNDERTAKING TO FILE REPORTS


Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

            UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6E-3(T)

1. Separate Account Five meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support any representation as to the reasonableness of fees.

                           UNDERTAKING ON INDEMNIFICATION

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under
Article III, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

INFORMATION REGARDING CERTAIN SALES LOADS, ADMINISTRATIVE, MANAGEMENT AND OTHER FEES

Separate Account Five of ^ Hartford Life and Annuity Insurance Company was established to separate the assets funding the Policies from other assets of Hartford. In addition to the Policies described in this Prospectus the Separate Account holds assets of several other Registration Statements. In 1995, the Separate Account received approximately $33,918,567 in policyholder premiums.
In the same year it charged policyholders approximately $273,433 in sales load, administrative, management and other fees ("Separate Account Charges"). In 1996 policyholder premium was $102,373,233 with the associated Separate Account Charges equaled approximately $2,077,269. In 1997 policyholder premium for the entire Separate Account equaled $94,278,990 with

Separate Account Charges for the same time period being $4,874,894.


OFFICERS AND DIRECTORS

The principal underwriter for ^ Hartford Life and Annuity Insurance Company Separate Account Five is Hartford Securities Distribution Company, Inc. The following is a list of Officers and Directors:

     Name and Principal          Positions and Offices
      Business Address             With Underwriter
     ------------------          ---------------------

     Lowndes A. Smith           President and Chief Executive Officer, Director
     John P. Ginnetti           Executive Vice President, Director
     Thomas M. Marra            Executive Vice President, Director
     Peter W. Cummins           Senior Vice President
     Lynda Godkin               Senior Vice President, General Counsel and
                                   Corporate Secretary
     Donald E. Waggaman, Jr.    Treasurer
     George R. Jay              Controller




     Unless otherwise indicated, the principal business address of each the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements pursuant to Rule 485(b) under the Securities Act of 1933 for effectiveness of this Registration Statement and duly caused this Registration Statement to be signed by the following persons in the capacities and on the dates indicated.


                              HARTFORD LIFE AND ANNUITY INSURANCE
                              COMPANY - SEPARATE ACCOUNT FIVE (Registrant)

                              By:  /s/ Gregory A. Boyko
                                 -------------------------------------
                                 Gregory A. Boyko, Senior Vice President, Chief Financial Officer and Treasurer, Director

                              HARTFORD LIFE AND ANNUITY INSURANCE
                              COMPANY (Depositor)

                              By:  /s/ Gregory A. Boyko
                                 -------------------------------------
                                 Gregory A. Boyko, Senior Vice President, Chief Financial Officer and Treasurer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Gregory A. Boyko, Senior Vice
  President, Chief Financial Officer and
  Treasurer, Director*
Lynda Godkin, Senior Vice President
  General Counsel and Corporate
  Secretary, Director*
Thomas M. Marra, Executive Vice              *By: /s/ Lynda Godkin
  President and Director, Individual             ----------------------
  Life and Annuity Division, Director*            Lynda Godkin
Lowndes A. Smith, President and                   Attorney-In-Fact
  Chief Executive Officer,
  Director*                                  Dated: April 13, 1998
David M. Znamierowski, Senior                      ---------------
  Vice President, Director*

                                   EXHIBIT INDEX




(1)(A6a)   Certificate of Incorporation of Hartford.

(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

(5)        Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)        Consent of Arthur Andersen LLP, Independent Public Accountants.

(7)        Power of Attorney.